                         MONTHLY SERVICER'S CERTIFICATE

             AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

                -------------------------------------------------

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

               --------------------------------------------------

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer ("TRS"), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996 (as amended and supplemented, the "Agreement"), as supplemented by the Series Supplements (as amended and supplemented, the "Series Supplements"), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2. TRS is, as of the date hereof, the Servicer under the Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on July 17, 2006 and covers activity from May 26, 2006 through June 25, 2006.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution date.



      IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 13th day of July, 2006.


                                          AMERICAN EXPRESS TRAVEL RELATED
                                          SERVICES COMPANY, INC., as Servicer

                                          By:    /s/ Stephen J. Bakonyi
                                                 -------------------------------
                                          Name:  Stephen J. Bakonyi
                                          Title: Vice President
                                                 ABS Operations

I.  Monthly Period Trust Activity
-------------------------------------------------------------------------------

A. Trust Activity                                               Trust Totals

Record Date:                                                   June 30, 2006
Number of days in period                                                  31
Beginning Number of Accounts                                      19,849,636
Beginning Principal Receivable Balance, including
any additions or removals during the monthly period        26,160,453,433.02
        a. Addition of Principal Receivables                            0.00
        b. Removal of Principal Receivables                             0.00
Special Funding Account Balance                                         0.00
Beginning Total Principal Balance                          26,160,453,433.02
Finance Charge Collections (excluding                         472,167,812.25
 Recoveries)
Recoveries                                                     20,645,410.25
Total Collections of Finance Charge Receivables               492,813,222.50
Total Collections of Principal Receivables                  6,759,861,891.27
Monthly Payment Rate                                                25.0065%
Defaulted amount                                               66,690,812.72
Annualized Default Rate                                              2.9585%
Trust Portfolio Yield                                               19.1787%
New Principal Receivables                                   7,207,480,208.62
Ending Number of Accounts                                         19,756,637
Ending Principal Receivables Balance                       26,541,380,937.65
Ending Required Minimum Principal Balance                  21,635,400,000.00
Ending Transferor Amount                                    6,321,380,937.65
Ending Special Funding Account Balance                                  0.00
Ending Total Principal Balance                             26,541,380,937.65


B. Series Allocations                             Series 2001-5     Series 2001-7    Series 2002-1       Series 2002-2
---------------------                             -------------     -------------    -------------       -------------
Group Number                                                  2                 2                2                   2
Invested Amount                                  500,000,000.00    650,000,000.00   920,000,000.00      940,000,000.00
Adjusted Invested Amount                         500,000,000.00    650,000,000.00   920,000,000.00      940,000,000.00
Principal Funding Account Balance                          0.00              0.00             0.00                0.00
Series Required Transferor Amount                 35,000,000.00     45,500,000.00    64,400,000.00       65,800,000.00
Series Allocation Percentage                              2.47%             3.21%            4.55%               4.65%
Series Alloc. Finance Charge Collections          12,186,281.47     15,842,165.91    22,422,757.90       22,910,209.16
Series Allocable Recoveries                          510,519.54        663,675.40       939,355.96          959,776.74
Series Alloc. Principal Collections              167,157,811.36    217,305,154.76   307,570,372.90      314,256,685.35
Series Allocable Defaulted Amount                  1,649,129.89      2,143,868.86     3,034,399.00        3,100,364.19

B. Series Allocations                             Series 2002-5     Series 2002-6    Series 2003-1      Series 2003-2
---------------------                             -------------     -------------    -------------      -------------

Group Number                                                  2                 2                2                   2
Invested Amount                                  600,000,000.00    720,000,000.00   920,000,000.00    1,100,000,000.00
Adjusted Invested Amount                         600,000,000.00    720,000,000.00   920,000,000.00    1,100,000,000.00
Principal Funding Account Balance                          0.00              0.00             0.00                0.00
Series Required Transferor Amount                 42,000,000.00     50,400,000.00    64,400,000.00       77,000,000.00
Series Allocation Percentage                              2.97%             3.56%            4.55%               5.44%
Series Alloc. Finance Charge Collections          14,623,537.76     17,548,245.31    22,422,757.90       26,809,819.23
Series Allocable Recoveries                          612,623.45        735,148.14       939,355.96        1,123,142.99
Series Alloc. Principal Collections              200,589,373.63    240,707,248.35   307,570,372.90      367,747,184.99
Series Allocable Defaulted Amount                  1,978,955.87      2,374,747.04     3,034,399.00        3,628,085.76

B. Series Allocations                             Series 2003-4     Series 2004-1    Series 2004-2       Series 2004-3
---------------------                             -------------     -------------    -------------       -------------

Group Number                                                  1                 2                2                   1
Invested Amount                                            0.00    800,000,000.00   400,000,000.00      600,000,000.00
Adjusted Invested Amount                                   0.00    800,000,000.00   400,000,000.00      600,000,000.00
Principal Funding Account Balance                          0.00              0.00             0.00                0.00
Series Required Transferor Amount                          0.00     56,000,000.00    28,000,000.00       42,000,000.00
Series Allocation Percentage                              0.00%             3.96%            1.98%               2.97%
Series Alloc. Finance Charge Collections                   0.00     19,498,050.35     9,749,025.17       14,623,537.76
Series Allocable Recoveries                                0.00        816,831.27       408,415.63          612,623.45
Series Alloc. Principal Collections                        0.00    267,452,498.17   133,726,249.09      200,589,373.63
Series Allocable Defaulted Amount                          0.00      2,638,607.82     1,319,303.91        1,978,955.87

B. Series Allocations                             Series 2004-5     Series 2005-1    Series 2005-2       Series 2005-3
---------------------                             -------------     -------------    -------------       -------------

Group Number                                                  2                 2                2                   2
Invested Amount                                1,000,000,000.00    600,000,000.00   600,000,000.00      700,000,000.00
Adjusted Invested Amount                       1,000,000,000.00    600,000,000.00   600,000,000.00      700,000,000.00
Principal Funding Account Balance                          0.00              0.00             0.00                0.00
Series Required Transferor Amount                 70,000,000.00     42,000,000.00    42,000,000.00       49,000,000.00
Series Allocation Percentage                              4.95%             2.97%            2.97%               3.46%
Series Alloc. Finance Charge Collections          24,372,562.93     14,623,537.76    14,623,537.76       17,060,794.05
Series Allocable Recoveries                        1,021,039.08        612,623.45       612,623.45          714,727.36
Series Alloc. Principal Collections              334,315,622.71    200,589,373.63   200,589,373.63      234,020,935.90
Series Allocable Defaulted Amount                  3,298,259.78      1,978,955.87     1,978,955.87        2,308,781.84

B. Series Allocations                             Series 2005-5     Series 2005-6    Series 2005-7       Series 2005-8
---------------------                             -------------     -------------    -------------       -------------

Group Number                                                  2                 2                2                   2
Invested Amount                                1,100,000,000.00    700,000,000.00   700,000,000.00      500,000,000.00
Adjusted Invested Amount                       1,100,000,000.00    700,000,000.00   700,000,000.00      500,000,000.00
Principal Funding Account Balance                          0.00              0.00             0.00                0.00
Series Required Transferor Amount                 77,000,000.00     49,000,000.00    49,000,000.00       35,000,000.00
Series Allocation Percentage                              5.44%             3.46%            3.46%               2.47%
Series Alloc. Finance Charge Collections          26,809,819.23     17,060,794.05    17,060,794.05       12,186,281.47
Series Allocable Recoveries                        1,123,142.99        714,727.36       714,727.36          510,519.54
Series Alloc. Principal Collections              367,747,184.99    234,020,935.90   234,020,935.90      167,157,811.36
Series Allocable Defaulted Amount                  3,628,085.76      2,308,781.84     2,308,781.84        1,649,129.89



B. Series Allocations                                Series 2002-3
---------------------                                -------------
Group Number                                                     2
Invested Amount                                     920,000,000.00
Adjusted Invested Amount                            920,000,000.00
Principal Funding Account Balance                             0.00
Series Required Transferor Amount                    64,400,000.00
Series Allocation Percentage                                 4.55%
Series Alloc. Finance Charge Collections             22,422,757.90
Series Allocable Recoveries                             939,355.96
Series Alloc. Principal Collections                 307,570,372.90
Series Allocable Defaulted Amount                     3,034,399.00

B. Series Allocations                                Series 2003-3
---------------------                                -------------

Group Number                                                     2
Invested Amount                                     750,000,000.00
Adjusted Invested Amount                            750,000,000.00
Principal Funding Account Balance                             0.00
Series Required Transferor Amount                    52,500,000.00
Series Allocation Percentage                                 3.71%
Series Alloc. Finance Charge Collections             18,279,422.20
Series Allocable Recoveries                             765,779.31
Series Alloc. Principal Collections                 250,736,717.04
Series Allocable Defaulted Amount                     2,473,694.83

B. Series Allocations                                Series 2004-4
---------------------                                -------------

Group Number                                                     2
Invested Amount                                   1,100,000,000.00
Adjusted Invested Amount                          1,100,000,000.00
Principal Funding Account Balance                             0.00
Series Required Transferor Amount                    77,000,000.00
Series Allocation Percentage                                 5.44%
Series Alloc. Finance Charge Collections             26,809,819.23
Series Allocable Recoveries                           1,123,142.99
Series Alloc. Principal Collections                 367,747,184.99
Series Allocable Defaulted Amount                     3,628,085.76

B. Series Allocations                                Series 2005-4
---------------------                                -------------

Group Number                                                     2
Invested Amount                                     500,000,000.00
Adjusted Invested Amount                            500,000,000.00
Principal Funding Account Balance                             0.00
Series Required Transferor Amount                    35,000,000.00
Series Allocation Percentage                                 2.47%
Series Alloc. Finance Charge Collections             12,186,281.47
Series Allocable Recoveries                             510,519.54
Series Alloc. Principal Collections                 167,157,811.36
Series Allocable Defaulted Amount                     1,649,129.89

B. Series Allocations                                Series 2006-A
---------------------                                -------------

Group Number                                                     2
Invested Amount                                     700,000,000.00
Adjusted Invested Amount                            700,000,000.00
Principal Funding Account Balance                             0.00
Series Required Transferor Amount                    49,000,000.00
Series Allocation Percentage                                 3.46%
Series Alloc. Finance Charge Collections             17,060,794.05
Series Allocable Recoveries                             714,727.36
Series Alloc. Principal Collections                 234,020,935.90
Series Allocable Defaulted Amount                     2,308,781.84



B. Series Allocations                                   Series 2006-B      Series 2006-1      Series 2006-2        Trust Total
---------------------                                   -------------      -------------      -------------        -----------
Group Number                                                        2                  2                  1
Invested Amount                                        700,000,000.00   1,000,000,000.00     500,000,000.00  20,220,000,000.00
Adjusted Invested Amount                               700,000,000.00   1,000,000,000.00     500,000,000.00  20,220,000,000.00
Principal Funding Account Balance                                0.00               0.00               0.00               0.00
Series Required Transferor Amount                       49,000,000.00      70,000,000.00      35,000,000.00   1,415,400,000.00
Series Allocation Percentage                                    3.46%              4.95%              2.47%               100%
Series Alloc. Finance Charge Collections                17,060,794.05      24,372,562.93      12,186,281.47     492,813,222.50
Series Allocable Recoveries                                714,727.36       1,021,039.08         510,519.54      20,645,410.25
Series Alloc. Principal Collections                    234,020,935.90     334,315,622.71     167,157,811.36   6,759,861,891.27
Series Allocable Defaulted Amount                        2,308,781.84       3,298,259.78       1,649,129.89      66,690,812.72

C. Group Allocations
--------------------

1. Group 1 Allocations                                  Series 2003-4      Series 2004-3      Series 2006-2      Group 1 Total
----------------------                                  -------------      -------------      -------------      -------------
Invested Amount                                                  0.00     600,000,000.00     500,000,000.00   1,100,000,000.00
Investor Finance Charge Collections                              0.00      11,302,859.65       9,419,049.71      20,721,909.36

Investor Monthly Interest                                        0.00       2,247,866.67       2,466,750.00       4,714,616.67
Investor Default Amount                                          0.00       1,529,579.28       1,274,649.40       2,804,228.69
Investor Monthly Fees                                            0.00       1,000,000.00         833,333.33       1,833,333.33
Investor Additional Amounts                                      0.00               0.00               0.00               0.00
Total                                                            0.00       4,777,445.95       4,574,732.74       9,352,178.69

Reallocated Investor Finance Charge Collections                  0.00      10,979,117.22       9,742,792.13      20,721,909.36
Available Excess                                                 0.00       6,201,671.27       5,168,059.39      11,369,730.67

2. Group 2 Allocations                                  Series 2001-5      Series 2001-7      Series 2002-1      Series 2002-2
----------------------                                  -------------      -------------      -------------      -------------
Invested Amount                                        500,000,000.00     650,000,000.00     920,000,000.00     940,000,000.00
Investor Finance Charge Collections                      9,419,049.71      12,256,877.62      17,331,051.46      17,707,813.45

Investor Monthly Interest                                2,413,666.67       3,105,006.67       4,390,648.89       4,485,429.33
Investor Default Amount                                  1,274,649.40       1,657,044.22       2,345,354.90       2,396,340.88
Investor Monthly Fees                                      833,333.33       1,083,333.33       1,533,333.33       1,566,666.67
Investor Additional Amounts                                      0.00               0.00               0.00               0.00
Total                                                    4,521,649.40       5,845,384.22       8,269,337.12       8,448,436.88

Reallocated Investor Finance Charge Collections          9,460,915.60      12,266,430.29      17,357,586.93      17,734,257.34
Investment Funding Account Proceeds
Available Excess                                         4,939,266.20       6,433,159.06       9,088,249.81       9,285,820.46

2. Group 2 Allocations                                  Series 2002-5      Series 2002-6      Series 2003-1      Series 2003-2
----------------------                                  -------------      -------------      -------------      -------------
Invested Amount                                        600,000,000.00     720,000,000.00     920,000,000.00   1,100,000,000.00
Investor Finance Charge Collections                     11,302,859.65      13,563,431.58      17,331,051.46      20,721,909.36

Investor Monthly Interest                                2,892,000.00       3,454,560.00       4,390,648.89       5,247,342.22
Investor Default Amount                                  1,529,579.28       1,835,495.14       2,345,354.90       2,804,228.69
Investor Monthly Fees                                    1,000,000.00       1,200,000.00       1,533,333.33       1,833,333.33
Investor Additional Amounts                                      0.00               0.00               0.00               0.00
Total                                                    5,421,579.28       6,490,055.14       8,269,337.12       9,884,904.24

Reallocated Investor Finance Charge Collections         11,348,698.72      13,602,598.47      17,357,586.93      20,751,289.88
Investment Funding Account Proceeds
Available Excess                                         5,927,119.44       7,112,543.33       9,088,249.81      10,866,385.64

2. Group 2 Allocations                                  Series 2004-1      Series 2004-2      Series 2004-4      Series 2004-5
----------------------                                  -------------      -------------      -------------      -------------
Invested Amount                                        800,000,000.00     400,000,000.00   1,100,000,000.00   1,000,000,000.00
Investor Finance Charge Collections                     15,070,479.53       7,535,239.77      20,721,909.36      18,838,099.41

Investor Monthly Interest                                3,792,924.44       1,930,222.22       5,218,595.56       4,741,377.78
Investor Default Amount                                  2,039,439.05       1,019,719.52       2,804,228.69       2,549,298.81
Investor Monthly Fees                                    1,333,333.33         666,666.67       1,833,333.33       1,666,666.67
Investor Additional Amounts                                      0.00               0.00               0.00               0.00
Total                                                    7,165,696.82       3,616,608.41       9,856,157.58       8,957,343.25

Reallocated Investor Finance Charge Collections         15,068,522.74       7,568,021.37      20,722,543.22      18,835,875.65
Investment Funding Account Proceeds
Available Excess                                         7,902,825.92       3,951,412.96      10,866,385.64       9,878,532.40


2. Group 2 Allocations                                  Series 2002-3
----------------------                                  -------------
Invested Amount                                        920,000,000.00
Investor Finance Charge Collections                     17,331,051.46

Investor Monthly Interest                                4,389,340.44
Investor Default Amount                                  2,345,354.90
Investor Monthly Fees                                    1,533,333.33
Investor Additional Amounts                                      0.00
Total                                                    8,268,028.68

Reallocated Investor Finance Charge Collections         17,356,278.49
Investment Funding Account Proceeds
Available Excess                                         9,088,249.81

2. Group 2 Allocations                                  Series 2003-3
----------------------                                  -------------
Invested Amount                                        750,000,000.00
Investor Finance Charge Collections                     14,128,574.56

Investor Monthly Interest                                3,576,666.67
Investor Default Amount                                  1,911,974.11
Investor Monthly Fees                                    1,250,000.00
Investor Additional Amounts                                      0.00
Total                                                    6,738,640.77

Reallocated Investor Finance Charge Collections         14,147,540.07
Investment Funding Account Proceeds
Available Excess                                         7,408,899.30

2. Group 2 Allocations                                  Series 2005-1
----------------------                                  -------------
Invested Amount                                        600,000,000.00
Investor Finance Charge Collections                     11,302,859.65

Investor Monthly Interest                                2,806,666.67
Investor Default Amount                                  1,529,579.28
Investor Monthly Fees                                    1,000,000.00
Investor Additional Amounts                                      0.00
Total                                                    5,336,245.95

Reallocated Investor Finance Charge Collections         11,263,365.39
Investment Funding Account Proceeds
Available Excess                                         5,927,119.44


2. Group 2 Allocations                                  Series 2005-2      Series 2005-3      Series 2005-4      Series 2005-5
----------------------                                  -------------      -------------      -------------      -------------
Invested Amount                                        600,000,000.00     700,000,000.00     500,000,000.00   1,100,000,000.00
Investor Finance Charge Collections                     11,302,859.65      13,186,669.59       9,419,049.71      20,721,909.36

Investor Monthly Interest                                2,851,920.00       3,255,311.11       2,361,666.67       5,157,240.00
Investor Default Amount                                  1,529,579.28       1,784,509.16       1,274,649.40       2,804,228.69
Investor Monthly Fees                                    1,000,000.00       1,166,666.67         833,333.33       1,833,333.33
Investor Additional Amounts                                      0.00               0.00               0.00               0.00
Total                                                    5,381,499.28       6,206,486.94       4,469,649.40       9,794,802.02

Reallocated Investor Finance Charge Collections         11,308,618.72      13,121,459.62       9,408,915.60      20,661,187.66
Investment Funding Account Proceeds
Available Excess                                         5,927,119.44       6,914,972.68       4,939,266.20      10,866,385.64


2. Group 2 Allocations                                  Series 2005-6      Series 2005-7      Series 2005-8      Series 2006-A
----------------------                                  -------------      -------------      -------------      -------------
Invested Amount                                        700,000,000.00     700,000,000.00     500,000,000.00     700,000,000.00
Investor Finance Charge Collections                     13,186,669.59      13,186,669.59       9,419,049.71      13,186,669.59

Investor Monthly Interest                                3,255,311.11       3,306,706.67       2,340,555.56       3,247,595.56
Investor Default Amount                                  1,784,509.16       1,784,509.16       1,274,649.40       1,784,509.16
Investor Monthly Fees                                    1,166,666.67       1,166,666.67         833,333.33       1,166,666.67
Investor Additional Amounts                                      0.00               0.00               0.00               0.00
Total                                                    6,206,486.94       6,257,882.50       4,448,538.29       6,198,771.39

Reallocated Investor Finance Charge Collections         13,121,459.62      13,172,855.18       9,387,804.49      13,113,744.07
Investment Funding Account Proceeds
Available Excess                                         6,914,972.68       6,914,972.68       4,939,266.20       6,914,972.68



2. Group 2 Allocations                                  Series 2006-B      Series 2006-1
----------------------                                  -------------      -------------
Invested Amount                                        700,000,000.00   1,000,000,000.00
Investor Finance Charge Collections                     13,186,669.59      18,838,099.41

Investor Monthly Interest                                3,278,800.00       4,807,458.33
Investor Default Amount                                  1,784,509.16       2,549,298.81
Investor Monthly Fees                                    1,166,666.67       1,666,666.67
Investor Additional Amounts                                      0.00               0.00
Total                                                    6,229,975.83       9,023,423.81

Reallocated Investor Finance Charge Collections         13,144,948.51      18,901,956.21
Investment Funding Account Proceeds
Available Excess                                         6,914,972.68       9,878,532.40

2. Group 2 Allocations                                                     Group 2 Total
----------------------                                                     -------------
Invested Amount                                                        19,120,000,000.00
Investor Finance Charge Collections                                       360,196,573.80

Investor Monthly Interest                                                  90,697,661.44
Investor Default Amount                                                    48,742,593.18
Investor Monthly Fees                                                      31,866,666.67
Investor Additional Amounts                                                         0.00
Total                                                                     171,306,921.30

Reallocated Investor Finance Charge Collections                           360,184,460.80
Investment Funding Account Proceeds
Available Excess                                                          188,889,652.51

                                                              GROUP I           GROUP II
Group Investor Finance Charge Collections               20,721,909.36     360,184,460.80
Group Expenses                                           9,352,178.69     171,306,921.30
Reallocable Investor Finance Charge Collections         11,369,730.67     188,877,539.51

D. Trust Performance
--------------------

Delinquencies:

31-60 Days Delinquent:                                    247,250,633
61-90 Days Delinquent:                                    127,860,739
90+ Days Delinquent:                                      229,613,679
Total 30+ Days Delinquent:                                604,725,051

VIII. Series 2001-5 Certificates


----------------------------------------------------------------------------------------------------------------------------------
                                                              Series        Total Investor       Transferors
A. Investor/Transferor Allocations                         Allocations         Interest            Interest
----------------------------------                         -----------         --------            --------
Beginning Invested /Transferor Amount                    646,895,485.49     500,000,000.00     146,895,485.49
Beginning Adjusted Invested Amount                                  N/A     500,000,000.00                N/A
Floating Allocation Percentage                                      N/A           77.2922%           22.7078%
Principal Allocation Percentage                                     N/A           77.2922%           22.7078%
Collections of Finance Chg. Receivables                   12,186,281.47       9,419,049.71       2,767,231.76
Collections of Principal Receivables                     167,157,811.36     129,200,013.84      37,957,797.52
Defaulted Amount                                           1,649,129.89       1,274,649.40         374,480.49

Ending Invested / Transferor Amounts                     656,315,057.81     500,000,000.00     156,315,057.81


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Collateral
B. Monthly Period Funding Requirements                          Class A            Class B            Interest              Total
--------------------------------------                          -------            -------            --------              -----

Principal Funding Account                                          0.00               0.00               0.00                0.00
Investment Proceeds for Monthly Period                             0.00               0.00               0.00                0.00
Reserve Account Opening Balance                                    0.00               0.00               0.00                0.00
Reserve Account Deposit                                            0.00               0.00               0.00                0.00
Reserve Draw Amount                                                0.00               0.00               0.00                0.00
Reserve Account Surplus                                            0.00               0.00               0.00                0.00
Reserve Account Closing Balance                                    0.00               0.00               0.00                0.00

LIBOR Determination Date                                  June 13, 2006      June 13, 2006      June 13, 2006
Coupon June 15, 2006 - July 16, 2006                            5.3788%            5.6488%            5.6988%
Monthly Interest Due                                       1,972,208.33         200,844.44         240,613.89        2,413,666.67
Outstanding Monthly Interest Due                                   0.00               0.00               0.00                0.00
Additional Interest Due                                            0.00               0.00               0.00                0.00
Total Interest Due                                         1,972,208.33         200,844.44         240,613.89        2,413,666.67
Investor Default Amount                                    1,051,585.76         101,971.95         121,091.69        1,274,649.40
Investor Monthly Fees Due                                    687,500.00          66,666.67          79,166.67          833,333.33
Investor Additional Amounts Due
Total Due                                                  3,711,294.09         369,483.06         440,872.25        4,521,649.40

Reallocated Investor Finance Charge Collections                                                                      9,460,915.60
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          19.2773%
Base Rate                                                                                                                 7.4072%
Excess Spread Percentage                                                                                                 11.8542%

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Collateral
C. Certificates - Balances and Distributions                    Class A            Class B            Interest              Total
--------------------------------------------                    -------            -------            --------              -----

Beginning Certificates Balance                           412,500,000.00      40,000,000.00      47,500,000.00      500,000,000.00
Interest Distributions                                     1,972,208.33         200,844.44         240,613.89        2,413,666.67
Principal Deposits - Prin. Funding Account                         0.00               0.00               0.00                0.00
Principal Distributions                                            0.00               0.00               0.00                0.00
Total Distributions                                        1,972,208.33         200,844.44         240,613.89        2,413,666.67
Ending Certificates Balance                              412,500,000.00      40,000,000.00      47,500,000.00      500,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.78

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.78

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $5.02

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $5.02

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                         $240,613.89

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $240,613.89

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                               $7,805,255.37

          a.   Class A Monthly Interest:                                                         $1,972,208.33
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,051,585.76
          e.   Excess Spread:                                                                    $4,781,461.28

     2.   Class B Available Funds:                                                                 $756,873.25

          a.   Class B Monthly Interest:                                                           $200,844.44
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $556,028.80

     3.   Collateral Available Funds:                                                              $898,786.98

          a.   Excess Spread:                                                                      $898,786.98

     4.   Total Excess Spread:                                                                   $6,236,277.07

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2001-5 Allocable Principal
          Collections:                                                                         $167,157,811.36

     3.   Principal Allocation Percentage of
          Series 2001-5 Allocable Principal
          Collections:                                                                         $129,200,013.84

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $129,200,013.84

     6.   Shared Principal Collections from other
          Series allocated to Series 2001-5                                                                N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,274,649.40

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $130,474,663.24

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $47,500,000.00

     2.   Required Collateral Invested Amount                                                   $47,500,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $130,474,663.24

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2001-5

     1.   Excess Spread:                                                                         $6,236,277.07
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $101,971.95
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $240,613.89
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                        $833,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $121,091.69
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                    $0.00
     l4.  Balance:                                                                               $4,939,266.20

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.4072%
          b.   Prior Monthly Period                                                                    7.3488%
          c.   Second Prior Monthly Period                                                             7.3772%

     2.   Three Month Average Base Rate                                                                7.3777%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2773%
          b.   Prior Monthly Period                                                                   20.0562%
          c.   Second Prior Monthly Period                                                            19.3262%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.5533%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

X. Series 2001-7 Certificates

------------------------------------------------------------------------------------------------------------------------------------
                                                            Series       Total Investor        Transferors
A. Investor/Transferor Allocations                        Allocations       Interest            Interest
----------------------------------                        -----------       --------            --------
Beginning Invested /Transferor Amount                  840,964,131.13     650,000,000.00   190,964,131.13
Beginning Adjusted Invested Amount                                N/A     650,000,000.00              N/A
Floating Allocation Percentage                                    N/A           77.2922%         22.7078%
Principal Allocation Percentage                                   N/A           77.2922%         22.7078%
Collections of Finance Chg. Receivables                 15,842,165.91      12,256,877.62     3,597,401.29
Collections of Principal Receivables                   217,305,154.76     167,960,017.99    49,345,136.77
Defaulted Amount                                         2,143,868.86       1,657,044.22       486,824.63

Ending Invested / Transferor Amounts                   853,209,575.15     650,000,000.00   203,209,575.15


------------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
B. Monthly Period Funding Requirements                        Class A             Class B         Interest              Total
--------------------------------------                        -------             -------         --------              -----

Principal Funding Account                                        0.00               0.00             0.00                0.00
Investment Proceeds for Monthly Period                           0.00               0.00             0.00                0.00
Reserve Account Opening Balance                          2,681,250.00               0.00             0.00        2,681,250.00
Reserve Account Deposit                                          0.00               0.00             0.00                0.00
Reserve Draw Amount                                              0.00               0.00             0.00                0.00
Reserve Account Surplus                                  2,681,250.00               0.00             0.00        2,681,250.00
Reserve Account Closing Balance                                  0.00               0.00             0.00                0.00

LIBOR Determination Date                                June 13, 2006      June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                          5.3188%            5.5588%          5.6988%
Monthly Interest Due                                     2,535,270.83         256,937.78       312,798.06        3,105,006.67
Outstanding Monthly Interest Due                                 0.00               0.00             0.00                0.00
Additional Interest Due                                          0.00               0.00             0.00                0.00
Total Interest Due                                       2,535,270.83         256,937.78       312,798.06        3,105,006.67
Investor Default Amount                                  1,367,061.49         132,563.54       157,419.20        1,657,044.22
Investor Monthly Fees Due                                  893,750.00          86,666.67       102,916.67        1,083,333.33
Investor Additional Amounts Due
Total Due                                                4,796,082.32         476,167.98       573,133.92        5,845,384.22

Reallocated Investor Finance Charge Collections                                                                 12,266,430.29
Interest and Principal Funding Investment Proceeds                                                                       0.00
Interest on Reserve Account                                                                                         12,113.00
Series Adjusted Portfolio Yield                                                                                      19.2399%
Base Rate                                                                                                             7.3497%
Excess Spread Percentage                                                                                             11.8766%

------------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
C. Certificates - Balances and Distributions                  Class A            Class B          Interest              Total
--------------------------------------------                  -------            -------          --------              -----

Beginning Certificates Balance                         536,250,000.00      52,000,000.00    61,750,000.00      650,000,000.00
Interest Distributions                                   2,535,270.83         256,937.78       312,798.06        3,105,006.67
Principal Deposits - Prin. Funding Account             536,250,000.00      52,000,000.00             0.00      588,250,000.00
Principal Distributions                                536,250,000.00      52,000,000.00    61,750,000.00      650,000,000.00
Total Distributions                                    538,785,270.83      52,256,937.78    62,062,798.06      653,105,006.67
Ending Certificates Balance                                      0.00               0.00             0.00                0.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                           $1,004.73

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.73

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                              $1,000.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                      $1,004.94

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.94

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                              $1,000.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                      $62,062,798.06

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $312,798.06

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                    $61,750,000.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $10,129,798.21

          a.   Class A Monthly Interest:                                                         $2,535,270.83
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,367,061.49
          e.   Excess Spread:                                                                    $6,227,465.89

     2.   Class B Available Funds:                                                                 $982,283.46

          a.   Class B Monthly Interest:                                                           $256,937.78
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $725,345.69

     3.   Collateral Available Funds:                                                            $1,166,461.61

          a.   Excess Spread:                                                                    $1,166,461.61

     4.   Total Excess Spread:                                                                   $8,119,273.19

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2001-7 Allocable Principal
          Collections:                                                                         $217,305,154.76

     3.   Principal Allocation Percentage of
          Series 2001-7 Allocable Principal
          Collections:                                                                         $167,960,017.99

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $167,960,017.99

     6.   Shared Principal Collections from other
          Series allocated to Series 2001-7                                                                N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,657,044.22

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $169,617,062.22

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                                       N/A

     2.   Required Collateral Invested Amount                                                              N/A

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           $588,250,000.00

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                             $61,750,000.00

     3.   Principal Distribution:                                                              $650,000,000.00

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2001-7

     1.   Excess Spread:                                                                         $8,119,273.19
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $132,563.54
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $312,798.06
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,083,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $157,419.20
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                    $0.00
     l4.  Balance:                                                                               $6,433,159.06

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3497%
          b.   Prior Monthly Period                                                                    7.2913%
          c.   Second Prior Monthly Period                                                             7.3197%

     2.   Three Month Average Base Rate                                                                7.3202%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2399%
          b.   Prior Monthly Period                                                                   20.0180%
          c.   Second Prior Monthly Period                                                            19.2910%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.5163%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XI. Series 2002-1 Certificates

------------------------------------------------------------------------------------------------------------------------------
                                                             Series      Total Investor      Transferors
A. Investor/Transferor Allocations                        Allocations       Interest           Interest
----------------------------------                        -----------       --------           --------
Beginning Invested /Transferor Amount                1,190,287,693.29    920,000,000.00   270,287,693.29
Beginning Adjusted Invested Amount                                N/A    920,000,000.00              N/A
Floating Allocation Percentage                                    N/A          77.2922%         22.7078%
Principal Allocation Percentage                                   N/A          77.2922%         22.7078%
Collections of Finance Chg. Receivables                 22,422,757.90     17,331,051.46     5,091,706.44
Collections of Principal Receivables                   307,570,372.90    237,728,025.47    69,842,347.43
Defaulted Amount                                         3,034,399.00      2,345,354.90       689,044.09

Ending Invested / Transferor Amounts                 1,207,619,706.36    920,000,000.00   287,619,706.36
------------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
B. Monthly Period Funding Requirements                        Class A           Class B         Interest                Total
--------------------------------------                        -------           -------         --------                -----

Principal Funding Account                                        0.00              0.00             0.00                 0.00
Investment Proceeds for Monthly Period                           0.00              0.00             0.00                 0.00
Reserve Account Opening Balance                                  0.00              0.00             0.00                 0.00
Reserve Account Deposit                                          0.00              0.00             0.00                 0.00
Reserve Draw Amount                                              0.00              0.00             0.00                 0.00
Reserve Account Surplus                                          0.00              0.00             0.00                 0.00
Reserve Account Closing Balance                                  0.00              0.00             0.00                 0.00

LIBOR Determination Date                                June 13, 2006     June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                          5.3088%           5.5988%          5.6988%
Monthly Interest Due                                     3,581,636.67        366,282.67       442,729.56         4,390,648.89
Outstanding Monthly Interest Due                                 0.00              0.00             0.00                 0.00
Additional Interest Due                                          0.00              0.00             0.00                 0.00
Total Interest Due                                       3,581,636.67        366,282.67       442,729.56         4,390,648.89
Investor Default Amount                                  1,934,917.79        187,628.39       222,808.72         2,345,354.90
Investor Monthly Fees Due                                1,265,000.00        122,666.67       145,666.67         1,533,333.33
Investor Additional Amounts Due
Total Due                                                6,781,554.46        676,577.73       811,204.94         8,269,337.12

Reallocated Investor Finance Charge Collections                                                                 17,357,586.93
Interest and Principal Funding Investment Proceeds                                                                       0.00
Interest on Reserve Account                                                                                              0.00
Series Adjusted Portfolio Yield                                                                                      19.2127%
Base Rate                                                                                                             7.3446%
Excess Spread Percentage                                                                                             11.8542%
------------------------------------------------------------------------------------------------------------------------------
                                                                                             Collateral
C. Certificates - Balances and Distributions                  Class A           Class B        Interest                 Total
--------------------------------------------                  -------           -------        --------                 -----

Beginning Certificates Balance                         759,000,000.00     73,600,000.00    87,400,000.00       920,000,000.00
Interest Distributions                                   3,581,636.67        366,282.67       442,729.56         4,390,648.89
Principal Deposits - Prin. Funding Account                       0.00              0.00             0.00                 0.00
Principal Distributions                                          0.00              0.00             0.00                 0.00
Total Distributions                                      3,581,636.67        366,282.67       442,729.56         4,390,648.89
Ending Certificates Balance                            759,000,000.00     73,600,000.00    87,400,000.00       920,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.72

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.72

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.98

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.98

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                         $442,729.56

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $442,729.56

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $14,320,009.22

          a.   Class A Monthly Interest:                                                         $3,581,636.67
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,934,917.79
          e.   Excess Spread:                                                                    $8,803,454.76

     2.   Class B Available Funds:                                                               $1,388,606.95

          a.   Class B Monthly Interest:                                                           $366,282.67
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                    $1,022,324.29

     3.   Collateral Available Funds:                                                            $1,648,970.76

          a.   Excess Spread:                                                                    $1,648,970.76

     4.   Total Excess Spread:                                                                  $11,474,749.81

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2002-1 Allocable Principal
          Collections:                                                                         $307,570,372.90

     3.   Principal Allocation Percentage of
          Series 2002-1 Allocable Principal
          Collections:                                                                         $237,728,025.47

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $237,728,025.47

     6.   Shared Principal Collections from other
          Series allocated to Series 2002-1                                                                N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $2,345,354.90

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $240,073,380.37

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $87,400,000.00

     2.   Required Collateral Invested Amount                                                   $87,400,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $240,073,380.37

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2002-1

     1.   Excess Spread:                                                                        $11,474,749.81
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $187,628.39
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $442,729.56
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,533,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $222,808.72
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                    $0.00
     l4.  Balance:                                                                               $9,088,249.81

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3446%
          b.   Prior Monthly Period                                                                    7.2862%
          c.   Second Prior Monthly Period                                                             7.3146%

     2.   Three Month Average Base Rate                                                                7.3151%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2127%
          b.   Prior Monthly Period                                                                   19.9915%
          c.   Second Prior Monthly Period                                                            19.2678%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4907%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XII. Series 2002-2 Certificates


-----------------------------------------------------------------------------------------------------------------------------
                                                             Series      Total Investor       Transferors
A. Investor/Transferor Allocations                        Allocations       Interest            Interest
----------------------------------                        -----------       --------            --------
Beginning Invested /Transferor Amount                1,216,163,512.71    940,000,000.00    276,163,512.71
Beginning Adjusted Invested Amount                                N/A    940,000,000.00               N/A
Floating Allocation Percentage                                    N/A          77.2922%          22.7078%
Principal Allocation Percentage                                   N/A          77.2922%          22.7078%
Collections of Finance Chg. Receivables                 22,910,209.16     17,707,813.45      5,202,395.71
Collections of Principal Receivables                   314,256,685.35    242,896,026.02     71,360,659.33
Defaulted Amount                                         3,100,364.19      2,396,340.88        704,023.31

Ending Invested / Transferor Amounts                 1,233,872,308.67    940,000,000.00    293,872,308.67


-----------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
B. Monthly Period Funding Requirements                        Class A           Class B         Interest                Total
--------------------------------------                        -------           -------         --------                -----

Principal Funding Account                                        0.00              0.00              0.00                0.00
Investment Proceeds for Monthly Period                           0.00              0.00              0.00                0.00
Reserve Account Opening Balance                                  0.00              0.00              0.00                0.00
Reserve Account Deposit                                          0.00              0.00              0.00                0.00
Reserve Draw Amount                                              0.00              0.00              0.00                0.00
Reserve Account Surplus                                          0.00              0.00              0.00                0.00
Reserve Account Closing Balance                                  0.00              0.00              0.00                0.00

LIBOR Determination Date                                June 13, 2006     June 13, 2006     June 13, 2006
Coupon June 15, 2006 - July 16, 2006                          5.3088%           5.5888%           5.6988%
Monthly Interest Due                                     3,659,498.33        373,576.89        452,354.11        4,485,429.33
Outstanding Monthly Interest Due                                 0.00              0.00              0.00                0.00
Additional Interest Due                                          0.00              0.00              0.00                0.00
Total Interest Due                                       3,659,498.33        373,576.89        452,354.11        4,485,429.33
Investor Default Amount                                  1,976,981.22        191,707.27        227,652.38        2,396,340.88
Investor Monthly Fees Due                                1,292,500.00        125,333.33        148,833.33        1,566,666.67
Investor Additional Amounts Due
Total Due                                                6,928,979.56        690,617.49        828,839.83        8,448,436.88

Reallocated Investor Finance Charge Collections                                                                 17,734,257.34
Interest and Principal Funding Investment Proceeds                                                                       0.00
Interest on Reserve Account                                                                                              0.00
Series Adjusted Portfolio Yield                                                                                      19.2119%
Base Rate                                                                                                             7.3438%
Excess Spread Percentage                                                                                             11.8542%

------------------------------------------------------------------------------------------------------------------------------
                                                                                               Collateral
C. Certificates - Balances and Distributions                  Class A           Class B          Interest               Total
--------------------------------------------                  -------           -------          --------               -----

Beginning Certificates Balance                         775,500,000.00     75,200,000.00     89,300,000.00      940,000,000.00
Interest Distributions                                   3,659,498.33        373,576.89        452,354.11        4,485,429.33
Principal Deposits - Prin. Funding Account                       0.00              0.00              0.00                0.00
Principal Distributions                                          0.00              0.00              0.00                0.00
Total Distributions                                      3,659,498.33        373,576.89        452,354.11        4,485,429.33
Ending Certificates Balance                            775,500,000.00     75,200,000.00     89,300,000.00      940,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.72

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.72

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.97

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.97

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                         $452,354.11

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $452,354.11

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $14,630,762.30

          a.   Class A Monthly Interest:                                                         $3,659,498.33
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,976,981.22
          e.   Excess Spread:                                                                    $8,994,282.74

     2.   Class B Available Funds:                                                               $1,418,740.59

          a.   Class B Monthly Interest:                                                           $373,576.89
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                    $1,045,163.70

     3.   Collateral Available Funds:                                                            $1,684,754.45

          a.   Excess Spread:                                                                    $1,684,754.45

     4.   Total Excess Spread:                                                                  $11,724,200.89

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2002-2 Allocable Principal
          Collections:                                                                         $314,256,685.35

     3.   Principal Allocation Percentage of
          Series 2002-2 Allocable Principal
          Collections:                                                                         $242,896,026.02

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $242,896,026.02

     6.   Shared Principal Collections from other
          Series allocated to Series 2002-2                                                                N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $2,396,340.88

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $245,292,366.90

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $89,300,000.00

     2.   Required Collateral Invested Amount                                                   $89,300,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $245,292,366.90

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2002-2

     1.   Excess Spread:                                                                        $11,724,200.89
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $191,707.27
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $452,354.11
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,566,666.67
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $227,652.38
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                    $0.00
     l4.  Balance:                                                                               $9,285,820.46

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3438%
          b.   Prior Monthly Period                                                                    7.2854%
          c.   Second Prior Monthly Period                                                             7.3137%

     2.   Three Month Average Base Rate                                                                7.3143%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2119%
          b.   Prior Monthly Period                                                                   19.9907%
          c.   Second Prior Monthly Period                                                            19.2670%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4899%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XIII. Series 2002-3 Certificates


---------------------------------------------------------------------------------------------------------------------------------
                                                                Series      Total Investor      Transferors
A. Investor/Transferor Allocations                           Allocations       Interest           Interest
----------------------------------                           -----------       --------           --------
Beginning Invested /Transferor Amount                   1,190,287,693.29    920,000,000.00   270,287,693.29
Beginning Adjusted Invested Amount                                   N/A    920,000,000.00              N/A
Floating Allocation Percentage                                       N/A          77.2922%         22.7078%
Principal Allocation Percentage                                      N/A          77.2922%         22.7078%
Collections of Finance Chg. Receivables                    22,422,757.90     17,331,051.46     5,091,706.44
Collections of Principal Receivables                      307,570,372.90    237,728,025.47    69,842,347.43
Defaulted Amount                                            3,034,399.00      2,345,354.90       689,044.09

Ending Invested / Transferor Amounts                    1,207,619,706.36    920,000,000.00   287,619,706.36


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Collateral
B. Monthly Period Funding Requirements                           Class A           Class B        Interest                 Total
--------------------------------------                           -------           -------        --------                 -----

Principal Funding Account                                           0.00              0.00             0.00                 0.00
Investment Proceeds for Monthly Period                              0.00              0.00             0.00                 0.00
Reserve Account Opening Balance                                     0.00              0.00             0.00                 0.00
Reserve Account Deposit                                             0.00              0.00             0.00                 0.00
Reserve Draw Amount                                                 0.00              0.00             0.00                 0.00
Reserve Account Surplus                                             0.00              0.00             0.00                 0.00
Reserve Account Closing Balance                                     0.00              0.00             0.00                 0.00

LIBOR Determination Date                                   June 13, 2006     June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                             5.3088%           5.5788%          5.6988%
Monthly Interest Due                                        3,581,636.67        364,974.22       442,729.56         4,389,340.44
Outstanding Monthly Interest Due                                    0.00              0.00             0.00                 0.00
Additional Interest Due                                             0.00              0.00             0.00                 0.00
Total Interest Due                                          3,581,636.67        364,974.22       442,729.56         4,389,340.44
Investor Default Amount                                     1,934,917.79        187,628.39       222,808.72         2,345,354.90
Investor Monthly Fees Due                                   1,265,000.00        122,666.67       145,666.67         1,533,333.33
Investor Additional Amounts Due
Total Due                                                   6,781,554.46        675,269.28       811,204.94         8,268,028.68

Reallocated Investor Finance Charge Collections                                                                    17,356,278.49
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                         19.2110%
Base Rate                                                                                                                7.3430%
Excess Spread Percentage                                                                                                11.8542%

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Collateral
C. Certificates - Balances and Distributions                     Class A           Class B        Interest                 Total
--------------------------------------------                     -------           -------        --------                 -----

Beginning Certificates Balance                            759,000,000.00     73,600,000.00    87,400,000.00       920,000,000.00
Interest Distributions                                      3,581,636.67        364,974.22       442,729.56         4,389,340.44
Principal Deposits - Prin. Funding Account                          0.00              0.00             0.00                 0.00
Principal Distributions                                             0.00              0.00             0.00                 0.00
Total Distributions                                         3,581,636.67        364,974.22       442,729.56         4,389,340.44
Ending Certificates Balance                               759,000,000.00     73,600,000.00    87,400,000.00       920,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.72

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.72

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.96

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.96

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                   $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                 $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                              $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                             $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                         $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                         $442,729.56

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $442,729.56

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $14,318,929.75

          a.   Class A Monthly Interest:                                                         $3,581,636.67
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,934,917.79
          e.   Excess Spread:                                                                    $8,802,375.29

     2.   Class B Available Funds:                                                               $1,388,502.28

          a.   Class B Monthly Interest:                                                           $364,974.22
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                    $1,023,528.06

     3.   Collateral Available Funds:                                                            $1,648,846.46

          a.   Excess Spread:                                                                    $1,648,846.46

     4.   Total Excess Spread:                                                                  $11,474,749.81

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2002-3 Allocable Principal
          Collections:                                                                         $307,570,372.90

     3.   Principal Allocation Percentage of
          Series 2002-3 Allocable Principal
          Collections:                                                                         $237,728,025.47

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $237,728,025.47

     6.   Shared Principal Collections from other
          Series allocated to Series 2002-3                                                                N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $2,345,354.90

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $240,073,380.37

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $87,400,000.00

     2.   Required Collateral Invested Amount                                                   $87,400,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $240,073,380.37

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2002-3

     1.   Excess Spread:                                                                        $11,474,749.81
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $187,628.39
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $442,729.56
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,533,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $222,808.72
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                    $0.00
     l4.  Balance:                                                                               $9,088,249.81

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3430%
          b.   Prior Monthly Period                                                                    7.2846%
          c.   Second Prior Monthly Period                                                             7.3129%

     2.   Three Month Average Base Rate                                                                7.3135%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2110%
          b.   Prior Monthly Period                                                                   19.9898%
          c.   Second Prior Monthly Period                                                            19.2663%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4890%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XV. Series 2002-5 Certificates


------------------------------------------------------------------------------------------------------------------------------
                                                              Series      Total Investor      Transferors
A. Investor/Transferor Allocations                          Allocations      Interest           Interest
----------------------------------                          -----------      --------           --------
Beginning Invested /Transferor Amount                    776,274,582.58   600,000,000.00   176,274,582.58
Beginning Adjusted Invested Amount                                  N/A   600,000,000.00              N/A
Floating Allocation Percentage                                      N/A         77.2922%         22.7078%
Principal Allocation Percentage                                     N/A         77.2922%         22.7078%
Collections of Finance Chg. Receivables                   14,623,537.76    11,302,859.65     3,320,678.11
Collections of Principal Receivables                     200,589,373.63   155,040,016.61    45,549,357.02
Defaulted Amount                                           1,978,955.87     1,529,579.28       449,376.58

Ending Invested / Transferor Amounts                     787,578,069.37   600,000,000.00   187,578,069.37


------------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
B. Monthly Period Funding Requirements                          Class A          Class B       Interest                 Total
--------------------------------------                          -------          -------       --------                 -----

Principal Funding Account                                          0.00             0.00             0.00                0.00
Investment Proceeds for Monthly Period                             0.00             0.00             0.00                0.00
Reserve Account Opening Balance                                    0.00             0.00             0.00                0.00
Reserve Account Deposit                                            0.00             0.00             0.00                0.00
Reserve Draw Amount                                                0.00             0.00             0.00                0.00
Reserve Account Surplus                                            0.00             0.00             0.00                0.00
Reserve Account Closing Balance                                    0.00             0.00             0.00                0.00

LIBOR Determination Date                                  June 13, 2006    June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                            5.3688%          5.6488%          5.6988%
Monthly Interest Due                                       2,362,250.00       241,013.33       288,736.67        2,892,000.00
Outstanding Monthly Interest Due                                   0.00             0.00             0.00                0.00
Additional Interest Due                                            0.00             0.00             0.00                0.00
Total Interest Due                                         2,362,250.00       241,013.33       288,736.67        2,892,000.00
Investor Default Amount                                    1,261,902.91       122,366.34       145,310.03        1,529,579.28
Investor Monthly Fees Due                                    825,000.00        80,000.00        95,000.00        1,000,000.00
Investor Additional Amounts Due
Total Due                                                  4,449,152.91       443,379.68       529,046.70        5,421,579.28

Reallocated Investor Finance Charge Collections                                                                 11,348,698.72
Interest and Principal Funding Investment Proceeds                                                                       0.00
Interest on Reserve Account                                                                                              0.00
Series Adjusted Portfolio Yield                                                                                      19.2687%
Base Rate                                                                                                             7.3989%
Excess Spread Percentage                                                                                             11.8542%

------------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
C. Certificates - Balances and Distributions                    Class A          Class B       Interest                 Total
--------------------------------------------                    -------          -------       --------                 -----

Beginning Certificates Balance                           495,000,000.00    48,000,000.00    57,000,000.00      600,000,000.00
Interest Distributions                                     2,362,250.00       241,013.33       288,736.67        2,892,000.00
Principal Deposits - Prin. Funding Account                         0.00             0.00             0.00                0.00
Principal Distributions                                            0.00             0.00             0.00                0.00
Total Distributions                                        2,362,250.00       241,013.33       288,736.67        2,892,000.00
Ending Certificates Balance                              495,000,000.00    48,000,000.00    57,000,000.00      600,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.77

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.77

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $5.02

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $5.02

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                   $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                 $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                              $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                             $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                         $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                         $288,736.67

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $288,736.67

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                               $9,362,676.45

          a.   Class A Monthly Interest:                                                         $2,362,250.00
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,261,902.91
          e.   Excess Spread:                                                                    $5,738,523.54

     2.   Class B Available Funds:                                                                 $907,895.90

          a.   Class B Monthly Interest:                                                           $241,013.33
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $666,882.56

     3.   Collateral Available Funds:                                                            $1,078,126.38

          a.   Excess Spread:                                                                    $1,078,126.38

     4.   Total Excess Spread:                                                                   $7,483,532.48

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2002-5 Allocable Principal
          Collections:                                                                         $200,589,373.63

     3.   Principal Allocation Percentage of
          Series 2002-5 Allocable Principal
          Collections:                                                                         $155,040,016.61

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $155,040,016.61

     6.   Shared Principal Collections from other
          Series allocated to Series 2002-5                                                                N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,529,579.28

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $156,569,595.89

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $57,000,000.00

     2.   Required Collateral Invested Amount                                                   $57,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $156,569,595.89

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2002-5

     1.   Excess Spread:                                                                         $7,483,532.48
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $122,366.34
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $288,736.67
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,000,000.00
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $145,310.03
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                    $0.00
     l4.  Balance:                                                                               $5,927,119.44

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3989%
          b.   Prior Monthly Period                                                                    7.3404%
          c.   Second Prior Monthly Period                                                             7.3688%

     2.   Three Month Average Base Rate                                                                7.3694%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2687%
          b.   Prior Monthly Period                                                                   20.0475%
          c.   Second Prior Monthly Period                                                            19.3184%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.5449%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XVI. Series 2002-6 Certificates

------------------------------------------------------------------------------------------------------------------------------
                                                              Series     Total Investor      Transferors
A. Investor/Transferor Allocations                         Allocations      Interest          Interest
----------------------------------                         -----------      --------          --------
Beginning Invested /Transferor Amount                   931,529,499.10    720,000,000.00   211,529,499.10
Beginning Adjusted Invested Amount                                 N/A    720,000,000.00              N/A
Floating Allocation Percentage                                     N/A          77.2922%         22.7078%
Principal Allocation Percentage                                    N/A          77.2922%         22.7078%
Collections of Finance Chg. Receivables                  17,548,245.31     13,563,431.58     3,984,813.73
Collections of Principal Receivables                    240,707,248.35    186,048,019.93    54,659,228.42
Defaulted Amount                                          2,374,747.04      1,835,495.14       539,251.90

Ending Invested / Transferor Amounts                    945,093,683.24    720,000,000.00   225,093,683.24


------------------------------------------------------------------------------------------------------------------------------
                                                                                               Collateral
B. Monthly Period Funding Requirements                         Class A           Class B        Interest                Total
--------------------------------------                         -------           -------        --------                -----

Principal Funding Account                                         0.00              0.00             0.00                0.00
Investment Proceeds for Monthly Period                            0.00              0.00             0.00                0.00
Reserve Account Opening Balance                                   0.00              0.00             0.00                0.00
Reserve Account Deposit                                           0.00              0.00             0.00                0.00
Reserve Draw Amount                                               0.00              0.00             0.00                0.00
Reserve Account Surplus                                           0.00              0.00             0.00                0.00
Reserve Account Closing Balance                                   0.00              0.00             0.00                0.00

LIBOR Determination Date                                 June 13, 2006     June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                           5.3388%           5.6488%          5.6988%
Monthly Interest Due                                      2,818,860.00        289,216.00       346,484.00        3,454,560.00
Outstanding Monthly Interest Due                                  0.00              0.00             0.00                0.00
Additional Interest Due                                           0.00              0.00             0.00                0.00
Total Interest Due                                        2,818,860.00        289,216.00       346,484.00        3,454,560.00
Investor Default Amount                                   1,514,283.49        146,839.61       174,372.04        1,835,495.14
Investor Monthly Fees Due                                   990,000.00         96,000.00       114,000.00        1,200,000.00
Investor Additional Amounts Due
Total Due                                                 5,323,143.49        532,055.61       634,856.04        6,490,055.14

Reallocated Investor Finance Charge Collections                                                                 13,602,598.47
Interest and Principal Funding Investment Proceeds                                                                       0.00
Interest on Reserve Account                                                                                              0.00
Series Adjusted Portfolio Yield                                                                                      19.2428%
Base Rate                                                                                                             7.3738%
Excess Spread Percentage                                                                                             11.8542%

------------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
C. Certificates - Balances and Distributions                   Class A           Class B        Interest                Total
--------------------------------------------                   -------           -------        --------                -----

Beginning Certificates Balance                          594,000,000.00     57,600,000.00    68,400,000.00      720,000,000.00
Interest Distributions                                    2,818,860.00        289,216.00       346,484.00        3,454,560.00
Principal Deposits - Prin. Funding Account                        0.00              0.00             0.00                0.00
Principal Distributions                                           0.00              0.00             0.00                0.00
Total Distributions                                       2,818,860.00        289,216.00       346,484.00        3,454,560.00
Ending Certificates Balance                             594,000,000.00     57,600,000.00    68,400,000.00      720,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.75

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.75

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $5.02

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $5.02

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                         $346,484.00

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $346,484.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $11,222,143.74

          a.   Class A Monthly Interest:                                                         $2,818,860.00
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,514,283.49
          e.   Excess Spread:                                                                    $6,889,000.25

     2.   Class B Available Funds:                                                               $1,088,207.88

          a.   Class B Monthly Interest:                                                           $289,216.00
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $798,991.88

     3.   Collateral Available Funds:                                                            $1,292,246.85

          a.   Excess Spread:                                                                    $1,292,246.85

     4.   Total Excess Spread:                                                                   $8,980,238.98

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2002-6 Allocable Principal
          Collections:                                                                         $240,707,248.35

     3.   Principal Allocation Percentage of
          Series 2002-6 Allocable Principal
          Collections:                                                                         $186,048,019.93

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $186,048,019.93

     6.   Shared Principal Collections from other
          Series allocated to Series 2002-6                                                                N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,835,495.14

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $187,883,515.07

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $68,400,000.00

     2.   Required Collateral Invested Amount                                                   $68,400,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $187,883,515.07

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2002-6

     1.   Excess Spread:                                                                         $8,980,238.98
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $146,839.61
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $346,484.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,200,000.00
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $174,372.04
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                    $0.00
     l4.  Balance:                                                                               $7,112,543.33

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3738%
          b.   Prior Monthly Period                                                                    7.3153%
          c.   Second Prior Monthly Period                                                             7.3437%

     2.   Three Month Average Base Rate                                                                7.3443%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2428%
          b.   Prior Monthly Period                                                                   20.0216%
          c.   Second Prior Monthly Period                                                            19.2950%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.5198%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XVII. Series 2003-1 Certificates


------------------------------------------------------------------------------------------------------------------------------------
                                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations                         Allocations       Interest           Interest
----------------------------------                         -----------       --------           --------
Beginning Invested /Transferor Amount                 1,190,287,693.29     920,000,000.00  270,287,693.29
Beginning Adjusted Invested Amount                                 N/A     920,000,000.00             N/A
Floating Allocation Percentage                                     N/A           77.2922%        22.7078%
Principal Allocation Percentage                                    N/A           77.2922%        22.7078%
Collections of Finance Chg. Receivables                  22,422,757.90      17,331,051.46    5,091,706.44
Collections of Principal Receivables                    307,570,372.90     237,728,025.47   69,842,347.43
Defaulted Amount                                          3,034,399.00       2,345,354.90      689,044.09

Ending Invested / Transferor Amounts                  1,207,619,706.36     920,000,000.00  287,619,706.36


-----------------------------------------------------------------------------------------------------------------------------
                                                                                               Collateral
B. Monthly Period Funding Requirements                         Class A            Class B       Interest               Total
--------------------------------------                         -------            -------       --------               -----

Principal Funding Account                                         0.00               0.00            0.00               0.00
Investment Proceeds for Monthly Period                            0.00               0.00            0.00               0.00
Reserve Account Opening Balance                                   0.00               0.00            0.00               0.00
Reserve Account Deposit                                           0.00               0.00            0.00               0.00
Reserve Draw Amount                                               0.00               0.00            0.00               0.00
Reserve Account Surplus                                           0.00               0.00            0.00               0.00
Reserve Account Closing Balance                                   0.00               0.00            0.00               0.00

LIBOR Determination Date                                 June 13, 2006      June 13, 2006   June 13, 2006
Coupon June 15, 2006 - July 16, 2006                           5.3088%            5.5988%         5.6988%
Monthly Interest Due                                      3,581,636.67         366,282.67      442,729.56       4,390,648.89
Outstanding Monthly Interest Due                                  0.00               0.00            0.00               0.00
Additional Interest Due                                           0.00               0.00            0.00               0.00
Total Interest Due                                        3,581,636.67         366,282.67      442,729.56       4,390,648.89
Investor Default Amount                                   1,934,917.79         187,628.39      222,808.72       2,345,354.90
Investor Monthly Fees Due                                 1,265,000.00         122,666.67      145,666.67       1,533,333.33
Investor Additional Amounts Due
Total Due                                                 6,781,554.46         676,577.73      811,204.94       8,269,337.12

Reallocated Investor Finance Charge Collections                                                                17,357,586.93
Interest and Principal Funding Investment Proceeds                                                                      0.00
Interest on Reserve Account                                                                                             0.00
Series Adjusted Portfolio Yield                                                                                     19.2127%
Base Rate                                                                                                            7.3446%
Excess Spread Percentage                                                                                            11.8542%

-----------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
C. Certificates - Balances and Distributions                   Class A            Class B       Interest               Total
--------------------------------------------                   -------            -------       --------               -----

Beginning Certificates Balance                          759,000,000.00      73,600,000.00   87,400,000.00     920,000,000.00
Interest Distributions                                    3,581,636.67         366,282.67      442,729.56       4,390,648.89
Principal Deposits - Prin. Funding Account                        0.00               0.00            0.00               0.00
Principal Distributions                                           0.00               0.00            0.00               0.00
Total Distributions                                       3,581,636.67         366,282.67      442,729.56       4,390,648.89
Ending Certificates Balance                             759,000,000.00      73,600,000.00   87,400,000.00     920,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.72

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.72

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.98

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.98

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                         $442,729.56

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $442,729.56

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $14,320,009.22

          a.   Class A Monthly Interest:                                                         $3,581,636.67
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,934,917.79
          e.   Excess Spread:                                                                    $8,803,454.76

     2.   Class B Available Funds:                                                               $1,388,606.95

          a.   Class B Monthly Interest:                                                           $366,282.67
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                    $1,022,324.29

     3.   Collateral Available Funds:                                                            $1,648,970.76

          a.   Excess Spread:                                                                    $1,648,970.76

     4.   Total Excess Spread:                                                                  $11,474,749.81

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2003-1 Allocable Principal
          Collections:                                                                         $307,570,372.90

     3.   Principal Allocation Percentage of
          Series 2003-1 Allocable Principal
          Collections:                                                                         $237,728,025.47

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $237,728,025.47

     6.   Shared Principal Collections from other
          Series allocated to Series 2003-1                                                                N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $2,345,354.90

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $240,073,380.37

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $87,400,000.00

     2.   Required Collateral Invested Amount                                                   $87,400,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $240,073,380.37

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2003-1

     1.   Excess Spread:                                                                        $11,474,749.81
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $187,628.39
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $442,729.56
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,533,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $222,808.72
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                    $0.00
     l4.  Balance:                                                                               $9,088,249.81

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3446%
          b.   Prior Monthly Period                                                                    7.2862%
          c.   Second Prior Monthly Period                                                             7.3146%

     2.   Three Month Average Base Rate                                                                7.3151%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2127%
          b.   Prior Monthly Period                                                                   19.9915%
          c.   Second Prior Monthly Period                                                            19.2678%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4907%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XVIII. Series 2003-2 Certificates


----------------------------------------------------------------------------------------------------------------------------------
                                                              Series        Total Investor       Transferors
A. Investor/Transferor Allocations                          Allocations        Interest            Interest
----------------------------------                          -----------        --------            --------
Beginning Invested /Transferor Amount                  1,423,170,068.07   1,100,000,000.00    323,170,068.07
Beginning Adjusted Invested Amount                                  N/A   1,100,000,000.00               N/A
Floating Allocation Percentage                                      N/A           77.2922%          22.7078%
Principal Allocation Percentage                                     N/A           77.2922%          22.7078%
Collections of Finance Chg. Receivables                   26,809,819.23      20,721,909.36      6,087,909.87
Collections of Principal Receivables                     367,747,184.99     284,240,030.45     83,507,154.53
Defaulted Amount                                           3,628,085.76       2,804,228.69        823,857.07

Ending Invested / Transferor Amounts                   1,443,893,127.17   1,100,000,000.00    343,893,127.17

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Collateral
B. Monthly Period Funding Requirements                          Class A            Class B          Interest                Total
--------------------------------------                          -------            -------          --------                -----

Principal Funding Account                                          0.00               0.00              0.00                 0.00
Investment Proceeds for Monthly Period                             0.00               0.00              0.00                 0.00
Reserve Account Opening Balance                                    0.00               0.00              0.00                 0.00
Reserve Account Deposit                                            0.00               0.00              0.00                 0.00
Reserve Draw Amount                                                0.00               0.00              0.00                 0.00
Reserve Account Surplus                                            0.00               0.00              0.00                 0.00
Reserve Account Closing Balance                                    0.00               0.00              0.00                 0.00

LIBOR Determination Date                                  June 13, 2006      June 13, 2006     June 13, 2006
Coupon June 15, 2006 - July 16, 2006                            5.3088%            5.5688%           5.6988%
Monthly Interest Due                                       4,282,391.67         435,600.00        529,350.56         5,247,342.22
Outstanding Monthly Interest Due                                   0.00               0.00              0.00                 0.00
Additional Interest Due                                            0.00               0.00              0.00                 0.00
Total Interest Due                                         4,282,391.67         435,600.00        529,350.56         5,247,342.22
Investor Default Amount                                    2,313,488.67         224,338.29        266,401.73         2,804,228.69
Investor Monthly Fees Due                                  1,512,500.00         146,666.67        174,166.67         1,833,333.33
Investor Additional Amounts Due
Total Due                                                  8,108,380.33         806,604.96        969,918.95         9,884,904.24

Reallocated Investor Finance Charge Collections                                                                     20,751,289.88
Interest and Principal Funding Investment Proceeds                                                                           0.00
Interest on Reserve Account                                                                                                  0.00
Series Adjusted Portfolio Yield                                                                                          19.2102%
Base Rate                                                                                                                 7.3422%
Excess Spread Percentage                                                                                                 11.8542%

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Collateral
C. Certificates - Balances and Distributions                    Class A            Class B          Interest                Total
--------------------------------------------                    -------            -------          --------                -----

Beginning Certificates Balance                           907,500,000.00      88,000,000.00    104,500,000.00     1,100,000,000.00
Interest Distributions                                     4,282,391.67         435,600.00        529,350.56         5,247,342.22
Principal Deposits - Prin. Funding Account                         0.00               0.00              0.00                 0.00
Principal Distributions                                            0.00               0.00              0.00                 0.00
Total Distributions                                        4,282,391.67         435,600.00        529,350.56         5,247,342.22
Ending Certificates Balance                              907,500,000.00      88,000,000.00    104,500,000.00     1,100,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.72

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.72

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.95

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.95

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                         $529,350.56

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $529,350.56

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $17,119,814.15

          a.   Class A Monthly Interest:                                                         $4,282,391.67
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $2,313,488.67
          e.   Excess Spread:                                                                   $10,523,933.82

     2.   Class B Available Funds:                                                               $1,660,103.19

          a.   Class B Monthly Interest:                                                           $435,600.00
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                    $1,224,503.19

     3.   Collateral Available Funds:                                                            $1,971,372.54

          a.   Excess Spread:                                                                    $1,971,372.54

     4.   Total Excess Spread:                                                                  $13,719,809.55

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2003-2 Allocable Principal
          Collections:                                                                         $367,747,184.99

     3.   Principal Allocation Percentage of
          Series 2003-2 Allocable Principal
          Collections:                                                                         $284,240,030.45

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $284,240,030.45

     6.   Shared Principal Collections from other
          Series allocated to Series 2003-2                                                                N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $2,804,228.69

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $287,044,259.14

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                           $104,500,000.00

     2.   Required Collateral Invested Amount                                                  $104,500,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $287,044,259.14

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2003-2

     1.   Excess Spread:                                                                        $13,719,809.55
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $224,338.29
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $529,350.56
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,833,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $266,401.73
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                    $0.00
     l4.  Balance:                                                                              $10,866,385.64

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3422%
          b.   Prior Monthly Period                                                                    7.2837%
          c.   Second Prior Monthly Period                                                             7.3121%

     2.   Three Month Average Base Rate                                                                7.3127%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2102%
          b.   Prior Monthly Period                                                                   19.9890%
          c.   Second Prior Monthly Period                                                            19.2655%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4882%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XIX. Series 2003-3 Certificates


----------------------------------------------------------------------------------------------------------------------------
                                                            Series      Total Investor      Transferors
A. Investor/Transferor Allocations                        Allocations      Interest           Interest
----------------------------------                        -----------      --------           --------
Beginning Invested /Transferor Amount                  970,343,228.23   750,000,000.00   220,343,228.23
Beginning Adjusted Invested Amount                                N/A   750,000,000.00              N/A
Floating Allocation Percentage                                    N/A         77.2922%         22.7078%
Principal Allocation Percentage                                   N/A         77.2922%         22.7078%
Collections of Finance Chg. Receivables                 18,279,422.20    14,128,574.56     4,150,847.64
Collections of Principal Receivables                   250,736,717.04   193,800,020.76    56,936,696.27
Defaulted Amount                                         2,473,694.83     1,911,974.11       561,720.73

Ending Invested / Transferor Amounts                   984,472,586.71   750,000,000.00   234,472,586.71


----------------------------------------------------------------------------------------------------------------------------
                                                                                             Collateral
B. Monthly Period Funding Requirements                        Class A          Class B        Interest                Total
--------------------------------------                        -------          -------        --------                -----

Principal Funding Account                                        0.00             0.00             0.00                0.00
Investment Proceeds for Monthly Period                           0.00             0.00             0.00                0.00
Reserve Account Opening Balance                                  0.00             0.00             0.00                0.00
Reserve Account Deposit                                          0.00             0.00             0.00                0.00
Reserve Draw Amount                                              0.00             0.00             0.00                0.00
Reserve Account Surplus                                          0.00             0.00             0.00                0.00
Reserve Account Closing Balance                                  0.00             0.00             0.00                0.00

LIBOR Determination Date                                June 13, 2006    June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                          5.3088%          5.5488%          5.6988%
Monthly Interest Due                                     2,919,812.50       295,933.33       360,920.83        3,576,666.67
Outstanding Monthly Interest Due                                 0.00             0.00             0.00                0.00
Additional Interest Due                                          0.00             0.00             0.00                0.00
Total Interest Due                                       2,919,812.50       295,933.33       360,920.83        3,576,666.67
Investor Default Amount                                  1,577,378.64       152,957.93       181,637.54        1,911,974.11
Investor Monthly Fees Due                                1,031,250.00       100,000.00       118,750.00        1,250,000.00
Investor Additional Amounts Due
Total Due                                                5,528,441.14       548,891.26       661,308.37        6,738,640.77

Reallocated Investor Finance Charge Collections                                                               14,147,540.07
Interest and Principal Funding Investment Proceeds                                                                     0.00
Interest on Reserve Account                                                                                            0.00
Series Adjusted Portfolio Yield                                                                                    19.2085%
Base Rate                                                                                                           7.3406%
Excess Spread Percentage                                                                                           11.8542%

----------------------------------------------------------------------------------------------------------------------------
                                                                                             Collateral
C. Certificates - Balances and Distributions                  Class A          Class B        Interest                Total
--------------------------------------------                  -------          -------        --------                -----

Beginning Certificates Balance                         618,750,000.00    60,000,000.00    71,250,000.00      750,000,000.00
Interest Distributions                                   2,919,812.50       295,933.33       360,920.83        3,576,666.67
Principal Deposits - Prin. Funding Account                       0.00             0.00             0.00                0.00
Principal Distributions                                          0.00             0.00             0.00                0.00
Total Distributions                                      2,919,812.50       295,933.33       360,920.83        3,576,666.67
Ending Certificates Balance                            618,750,000.00    60,000,000.00    71,250,000.00      750,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.72

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.72

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.93

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.93

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                         $360,920.83

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $360,920.83

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $11,671,720.56

          a.   Class A Monthly Interest:                                                         $2,919,812.50
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,577,378.64
          e.   Excess Spread:                                                                    $7,174,529.42

     2.   Class B Available Funds:                                                               $1,131,803.21

          a.   Class B Monthly Interest:                                                           $295,933.33
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $835,869.87

     3.   Collateral Available Funds:                                                            $1,344,016.31

          a.   Excess Spread:                                                                    $1,344,016.31

     4.   Total Excess Spread:                                                                   $9,354,415.60

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2003-3 Allocable Principal
          Collections:                                                                         $250,736,717.04

     3.   Principal Allocation Percentage of
          Series 2003-3 Allocable Principal
          Collections:                                                                         $193,800,020.76

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $193,800,020.76

     6.   Shared Principal Collections from other
          Series allocated to Series 2003-3                                                                N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,911,974.11

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $195,711,994.87

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $71,250,000.00

     2.   Required Collateral Invested Amount                                                   $71,250,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $195,711,994.87

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2003-3

     1.   Excess Spread:                                                                         $9,354,415.60
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $152,957.93
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $360,920.83
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,250,000.00
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $181,637.54
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                    $0.00
     l4.  Balance:                                                                               $7,408,899.30

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3406%
          b.   Prior Monthly Period                                                                    7.2821%
          c.   Second Prior Monthly Period                                                             7.3105%

     2.   Three Month Average Base Rate                                                                7.3111%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2085%
          b.   Prior Monthly Period                                                                   19.9873%
          c.   Second Prior Monthly Period                                                            19.2640%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4866%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XX. Series 2003-4 Certificates


------------------------------------------------------------------------------------------------------------------------
                                                             Series          Total Investor       Transferors
A. Investor/Transferor Allocations                         Allocations         Interest             Interest
----------------------------------                         -----------         --------             --------
Beginning Invested /Transferor Amount                             0.00              0.00             0.00
Beginning Adjusted Invested Amount                                 N/A              0.00              N/A
Floating Allocation Percentage                                     N/A           0.0000%          0.0000%
Principal Allocation Percentage                                    N/A           0.0000%          0.0000%
Collections of Finance Chg. Receivables                           0.00              0.00             0.00
Collections of Principal Receivables                              0.00              0.00             0.00
Defaulted Amount                                                  0.00              0.00             0.00

Ending Invested / Transferor Amounts                              0.00              0.00             0.00


------------------------------------------------------------------------------------------------------------------------
                                                                                               Collateral
B. Monthly Period Funding Requirements                         Class A           Class B         Interest         Total
--------------------------------------                         -------           -------         --------         -----

Principal Funding Account                                         0.00              0.00             0.00          0.00
Investment Proceeds for Monthly Period                            0.00              0.00             0.00          0.00
Reserve Account Opening Balance                                   0.00              0.00             0.00          0.00
Reserve Account Deposit                                           0.00              0.00             0.00          0.00
Reserve Draw Amount                                               0.00              0.00             0.00          0.00
Reserve Account Surplus                                           0.00              0.00             0.00          0.00
Reserve Account Closing Balance                                   0.00              0.00             0.00          0.00

LIBOR Determination Date                                 June 13, 2006     June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                           0.0000%           0.0000%          0.0000%
Monthly Interest Due                                              0.00              0.00                -          0.00
Outstanding Monthly Interest Due                                  0.00              0.00             0.00          0.00
Additional Interest Due                                           0.00              0.00             0.00          0.00
Total Interest Due                                                0.00              0.00             0.00          0.00
Investor Default Amount                                           0.00              0.00             0.00          0.00
Investor Monthly Fees Due                                         0.00              0.00             0.00          0.00
Investor Additional Amounts Due
Total Due                                                         0.00              0.00             0.00          0.00

Reallocated Investor Finance Charge Collections                                                                    0.00
Interest and Principal Funding Investment Proceeds                                                                 0.00
Interest on Reserve Account                                                                                        0.00
Series Adjusted Portfolio Yield                                                                                 0.0000%
Base Rate                                                                                                       0.0000%
Excess Spread Percentage                                                                                        0.0000%

------------------------------------------------------------------------------------------------------------------------
                                                                                               Collateral
C. Certificates - Balances and Distributions                   Class A           Class B         Interest         Total
--------------------------------------------                   -------           -------         --------         -----

Beginning Certificates Balance                                    0.00              0.00             0.00          0.00
Interest Distributions                                            0.00              0.00             0.00          0.00
Principal Deposits - Prin. Funding Account                        0.00              0.00             0.00          0.00
Principal Distributions                                           0.00              0.00             0.00          0.00
Total Distributions                                               0.00              0.00             0.00          0.00
Ending Certificates Balance                                       0.00              0.00             0.00          0.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                                0.00

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                            0.00

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                                0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                    0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                   0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                   0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                               0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                   0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                          0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                           0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                           0.00

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                            0.00

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                       0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                         0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                   0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                     0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                   0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                                0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                               0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                           0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                                0.00

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                               0.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                            0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                              0.00

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                       0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                                0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                                        0.00

          a.   Class A Monthly Interest:                                                                  0.00
          b.   Class A Outstanding Monthly Interest:                                                      0.00
          c.   Class A Additional Interest:                                                               0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                              0.00
          e.   Excess Spread:                                                                             0.00

     2.   Class B Available Funds:                                                                        0.00

          a.   Class B Monthly Interest:                                                                  0.00
          b.   Class B Outstanding Monthly Interest:                                                      0.00
          c.   Class B Additional Interest:                                                               0.00
          d.   Excess Spread:                                                                             0.00

     3.   Collateral Available Funds:                                                                     0.00

          a.   Excess Spread:                                                                             0.00

     4.   Total Excess Spread:                                                                            0.00

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                                0.00%

     2.   Series 2003-4 Allocable Principal
          Collections:                                                                                    0.00

     3.   Principal Allocation Percentage of
          Series 2003-4 Allocable Principal
          Collections:                                                                                    0.00

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                           0.00

     5.   Item 3 minus item 4:                                                                            0.00

     6.   Shared Principal Collections from other
          Series allocated to Series 2003-4:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                                    0.00

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                                         0.00

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                                      0.00

     2.   Required Collateral Invested Amount                                                             0.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                       0.00

     4.   Treated as Shared Principal Collections:                                                        0.00

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2003-4

     1.   Excess Spread:                                                                                  0.00
     2.   Excess Finance Charge Collections:                                                              0.00
     3.   Applied to fund Class A Required Amount:                                                        0.00
     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                             0.00
     5.   Applied to fund Class B overdue Interest:                                                       0.00
     6.   Applied to fund Class B Required Amount:                                                        0.00
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                     0.00
     8.   Applied to Collateral Monthly Interest:                                                         0.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                               0.00
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                                0.00
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                     0.00
     12.  Deposited to Reserve Account:                                                                   0.00
     13.  Applied to other amounts owed to
          Collateral Interest Holder:                                                                     0.00
     l4.  Balance:                                                                                        0.00

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                    0.00%
          b.   Prior Monthly Period                                                                      0.00%
          c.   Second Prior Monthly Period                                                               0.00%

     2.   Three Month Average Base Rate                                                                  0.00%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                    0.00%
          b.   Prior Monthly Period                                                                      0.00%
          c.   Second Prior Monthly Period                                                               0.00%

     4.   Three Month Average Series Adjusted Portfolio Yield                                            0.00%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXI. Series 2004-1 Certificates


----------------------------------------------------------------------------------------------------------------------------
                                                               Series     Total Investor      Transferors
A. Investor/Transferor Allocations                          Allocations      Interest           Interest
----------------------------------                          -----------      --------           --------
Beginning Invested /Transferor Amount                  1,035,032,776.78   800,000,000.00   235,032,776.78
Beginning Adjusted Invested Amount                                  N/A   800,000,000.00              N/A
Floating Allocation Percentage                                      N/A         77.2922%         22.7078%
Principal Allocation Percentage                                     N/A         77.2922%         22.7078%
Collections of Finance Chg. Receivables                   19,498,050.35    15,070,479.53     4,427,570.81
Collections of Principal Receivables                     267,452,498.17   206,720,022.15    60,732,476.03
Defaulted Amount                                           2,638,607.82     2,039,439.05       599,168.78

Ending Invested / Transferor Amounts                   1,050,104,092.49   800,000,000.00   250,104,092.49

----------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
B. Monthly Period Funding Requirements                          Class A          Class B          Interest            Total
--------------------------------------                          -------          -------          --------            -----

Principal Funding Account                                          0.00             0.00             0.00              0.00
Investment Proceeds for Monthly Period                             0.00             0.00             0.00              0.00
Reserve Account Opening Balance                                    0.00             0.00             0.00              0.00
Reserve Account Deposit                                            0.00             0.00             0.00              0.00
Reserve Draw Amount                                                0.00             0.00             0.00              0.00
Reserve Account Surplus                                            0.00             0.00             0.00              0.00
Reserve Account Closing Balance                                    0.00             0.00             0.00              0.00

LIBOR Determination Date                                  June 13, 2006    June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                            5.2788%          5.4488%          5.7488%
Monthly Interest Due                                       3,134,404.44       290,600.00       367,920.00      3,792,924.44
Outstanding Monthly Interest Due                                   0.00             0.00             0.00              0.00
Additional Interest Due                                            0.00             0.00             0.00              0.00
Total Interest Due                                         3,134,404.44       290,600.00       367,920.00      3,792,924.44
Investor Default Amount                                    1,702,931.60       152,957.93       183,549.51      2,039,439.05
Investor Monthly Fees Due                                  1,113,333.33       100,000.00       120,000.00      1,333,333.33
Investor Additional Amounts Due
Total Due                                                  5,950,669.38       543,557.93       671,469.51      7,165,696.82

Reallocated Investor Finance Charge Collections                                                               15,068,522.74
Interest and Principal Funding Investment Proceeds                                                                     0.00
Interest on Reserve Account                                                                                            0.00
Series Adjusted Portfolio Yield                                                                                    19.1759%
Base Rate                                                                                                           7.3089%
Excess Spread Percentage                                                                                           11.8542%

----------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
C. Certificates - Balances and Distributions                    Class A          Class B        Interest              Total
--------------------------------------------                    -------          -------        --------              -----

Beginning Certificates Balance                           668,000,000.00    60,000,000.00    72,000,000.00    800,000,000.00
Interest Distributions                                     3,134,404.44       290,600.00       367,920.00      3,792,924.44
Principal Deposits - Prin. Funding Account                         0.00             0.00             0.00              0.00
Principal Distributions                                            0.00             0.00             0.00              0.00
Total Distributions                                        3,134,404.44       290,600.00       367,920.00      3,792,924.44
Ending Certificates Balance                              668,000,000.00    60,000,000.00    72,000,000.00    800,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.69

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.69

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.84

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.84

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $8,270,745.92

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $367,920.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $7,902,825.92

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $12,582,216.49

          a.   Class A Monthly Interest:                                                         $3,134,404.44
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
             (Treated as Available Principal Collections):                                       $1,702,931.60
          e.   Excess Spread:                                                                    $7,744,880.44

     2.   Class B Available Funds:                                                               $1,130,139.21

          a.   Class B Monthly Interest:                                                           $290,600.00
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $839,539.21

     3.   Collateral Available Funds:                                                            $1,356,167.05

          a.   Excess Spread:                                                                    $1,356,167.05

     4.   Total Excess Spread:                                                                   $9,940,586.70

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2004-1 Allocable Principal
          Collections:                                                                         $267,452,498.17

     3.   Principal Allocation Percentage of
          Series 2004-1 Allocable Principal
          Collections:                                                                         $206,720,022.15

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $206,720,022.15

     6.   Shared Principal Collections from other
          Series allocated to Series 2004-1:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $2,039,439.05

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $208,759,461.19

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $72,000,000.00

     2.   Required Collateral Invested Amount                                                   $72,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $208,759,461.19

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2004-1

     1.   Excess Spread:                                                                         $9,940,586.70
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $152,957.93
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $367,920.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,333,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $183,549.51
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
       Interest Holder:                                                                          $7,902,825.92

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3089%
          b.   Prior Monthly Period                                                                    7.2505%
          c.   Second Prior Monthly Period                                                             7.2789%

     2.   Three Month Average Base Rate                                                                7.2794%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.1759%
          b.   Prior Monthly Period                                                                   19.9546%
          c.   Second Prior Monthly Period                                                            19.2345%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4550%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXII. Series 2004-2 Certificates


---------------------------------------------------------------------------------------------------------------------------
                                                            Series      Total Investor      Transferors
A. Investor/Transferor Allocations                        Allocations      Interest           Interest
----------------------------------                        -----------      --------           --------
Beginning Invested /Transferor Amount                  517,516,388.39   400,000,000.00   117,516,388.39
Beginning Adjusted Invested Amount                                N/A   400,000,000.00              N/A
Floating Allocation Percentage                                    N/A         77.2922%         22.7078%
Principal Allocation Percentage                                   N/A         77.2922%         22.7078%
Collections of Finance Chg. Receivables                  9,749,025.17     7,535,239.77     2,213,785.41
Collections of Principal Receivables                   133,726,249.09   103,360,011.07    30,366,238.01
Defaulted Amount                                         1,319,303.91     1,019,719.52       299,584.39

Ending Invested / Transferor Amounts                   525,052,046.24   400,000,000.00   125,052,046.24


---------------------------------------------------------------------------------------------------------------------------
                                                                                             Collateral
B. Monthly Period Funding Requirements                        Class A          Class B         Interest              Total
--------------------------------------                        -------          -------         --------              -----

Principal Funding Account                                        0.00             0.00             0.00               0.00
Investment Proceeds for Monthly Period                           0.00             0.00             0.00               0.00
Reserve Account Opening Balance                                  0.00             0.00             0.00               0.00
Reserve Account Deposit                                          0.00             0.00             0.00               0.00
Reserve Draw Amount                                              0.00             0.00             0.00               0.00
Reserve Account Surplus                                          0.00             0.00             0.00               0.00
Reserve Account Closing Balance                                  0.00             0.00             0.00               0.00

LIBOR Determination Date                                June 13, 2006    June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                          5.3688%          5.5688%          5.8688%
Monthly Interest Due                                     1,593,922.22       148,500.00       187,800.00       1,930,222.22
Outstanding Monthly Interest Due                                 0.00             0.00             0.00               0.00
Additional Interest Due                                          0.00             0.00             0.00               0.00
Total Interest Due                                       1,593,922.22       148,500.00       187,800.00       1,930,222.22
Investor Default Amount                                    851,465.80        76,478.96        91,774.76       1,019,719.52
Investor Monthly Fees Due                                  556,666.67        50,000.00        60,000.00         666,666.67
Investor Additional Amounts Due
Total Due                                                3,002,054.69       274,978.96       339,574.76       3,616,608.41

Reallocated Investor Finance Charge Collections                                                               7,568,021.37
Interest and Principal Funding Investment Proceeds                                                                    0.00
Interest on Reserve Account                                                                                           0.00
Series Adjusted Portfolio Yield                                                                                   19.2752%
Base Rate                                                                                                          7.4052%
Excess Spread Percentage                                                                                          11.8542%

---------------------------------------------------------------------------------------------------------------------------
                                                                                             Collateral
C. Certificates - Balances and Distributions                  Class A          Class B        Interest               Total
--------------------------------------------                  -------          -------        --------               -----

Beginning Certificates Balance                         334,000,000.00    30,000,000.00    36,000,000.00     400,000,000.00
Interest Distributions                                   1,593,922.22       148,500.00       187,800.00       1,930,222.22
Principal Deposits - Prin. Funding Account                       0.00             0.00             0.00               0.00
Principal Distributions                                          0.00             0.00             0.00               0.00
Total Distributions                                      1,593,922.22       148,500.00       187,800.00       1,930,222.22
Ending Certificates Balance                            334,000,000.00    30,000,000.00    36,000,000.00     400,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.77

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.77

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.95

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.95

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $4,139,212.96

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $187,800.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $3,951,412.96

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                               $6,319,297.85

          a.   Class A Monthly Interest:                                                         $1,593,922.22
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                       $851,465.80
          e.   Excess Spread:                                                                    $3,873,909.82

     2.   Class B Available Funds:                                                                 $567,601.60

          a.   Class B Monthly Interest:                                                           $148,500.00
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $419,101.60

     3.   Collateral Available Funds:                                                              $681,121.92

          a.   Excess Spread:                                                                      $681,121.92

     4.   Total Excess Spread:                                                                   $4,974,133.35

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2004-2 Allocable Principal
          Collections:                                                                         $133,726,249.09

     3.   Principal Allocation Percentage of
          Series 2004-2 Allocable Principal
          Collections:                                                                         $103,360,011.07

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $103,360,011.07

     6.   Shared Principal Collections from other
          Series allocated to Series 2004-2:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,019,719.52

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $104,379,730.60

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $36,000,000.00

     2.   Required Collateral Invested Amount                                                   $36,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $104,379,730.60

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2004-2

     1.   Excess Spread:                                                                         $4,974,133.35
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                  $76,478.96
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $187,800.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                        $666,666.67
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                          $91,774.76
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $3,951,412.96

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.4052%
          b.   Prior Monthly Period                                                                    7.3468%
          c.   Second Prior Monthly Period                                                             7.3751%

     2.   Three Month Average Base Rate                                                                7.3757%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2752%
          b.   Prior Monthly Period                                                                   20.0541%
          c.   Second Prior Monthly Period                                                            19.3243%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.5512%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXIII. Series 2004-3 Certificates


------------------------------------------------------------------------------------------------------------------------------
                                                             Series       Total Investor      Transferors
A. Investor/Transferor Allocations                         Allocations       Interest          Interest
----------------------------------                         -----------       --------          --------
Beginning Invested /Transferor Amount                   776,274,582.58    600,000,000.00   176,274,582.58
Beginning Adjusted Invested Amount                                 N/A    600,000,000.00              N/A
Floating Allocation Percentage                                     N/A          77.2922%         22.7078%
Principal Allocation Percentage                                    N/A          77.2922%         22.7078%
Collections of Finance Chg. Receivables                  14,623,537.76     11,302,859.65     3,320,678.11
Collections of Principal Receivables                    200,589,373.63    155,040,016.61    45,549,357.02
Defaulted Amount                                          1,978,955.87      1,529,579.28       449,376.58

Ending Invested / Transferor Amounts                    787,578,069.37    600,000,000.00   187,578,069.37


------------------------------------------------------------------------------------------------------------------------------
                                                                                               Collateral
B. Monthly Period Funding Requirements                         Class A           Class B        Interest                Total
--------------------------------------                         -------           -------        --------                -----

Principal Funding Account                                         0.00              0.00             0.00                0.00
Investment Proceeds for Monthly Period                            0.00              0.00             0.00                0.00
Reserve Account Opening Balance                                   0.00              0.00             0.00                0.00
Reserve Account Deposit                                           0.00              0.00             0.00                0.00
Reserve Draw Amount                                               0.00              0.00             0.00                0.00
Reserve Account Surplus                                           0.00              0.00             0.00                0.00
Reserve Account Closing Balance                                   0.00              0.00             0.00                0.00

LIBOR Determination Date                                 June 13, 2006     June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                           4.3500%           4.5500%          5.6688%
Monthly Interest Due                                      1,892,250.00        113,750.00       241,866.67        2,247,866.67
Outstanding Monthly Interest Due                                  0.00              0.00             0.00                0.00
Additional Interest Due                                           0.00              0.00             0.00                0.00
Total Interest Due                                        1,892,250.00        113,750.00       241,866.67        2,247,866.67
Investor Default Amount                                   1,330,733.98         76,478.96       122,366.34        1,529,579.28
Investor Monthly Fees Due                                   870,000.00         50,000.00        80,000.00        1,000,000.00
Investor Additional Amounts Due
Total Due                                                 4,092,983.98        240,228.96       444,233.01        4,777,445.95

Reallocated Investor Finance Charge Collections                                                                 10,979,117.22
Interest and Principal Funding Investment Proceeds                                                                       0.00
Interest on Reserve Account                                                                                              0.00
Series Adjusted Portfolio Yield                                                                                      18.5435%
Base Rate                                                                                                             6.1743%
Excess Spread Percentage                                                                                             12.4033%

------------------------------------------------------------------------------------------------------------------------------
                                                                                               Collateral
C. Certificates - Balances and Distributions                   Class A           Class B         Interest               Total
--------------------------------------------                   -------           -------         --------               -----

Beginning Certificates Balance                          522,000,000.00     30,000,000.00    48,000,000.00      600,000,000.00
Interest Distributions                                    1,892,250.00        113,750.00       241,866.67        2,247,866.67
Principal Deposits - Prin. Funding Account                        0.00              0.00             0.00                0.00
Principal Distributions                                           0.00              0.00             0.00                0.00
Total Distributions                                       1,892,250.00        113,750.00       241,866.67        2,247,866.67
Ending Certificates Balance                             522,000,000.00     30,000,000.00    48,000,000.00      600,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $3.62

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $3.62

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $3.79

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $3.79

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $6,443,537.94

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $241,866.67

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $6,201,671.27

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                               $9,551,831.99

          a.   Class A Monthly Interest:                                                         $1,892,250.00
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,330,733.98
          e.   Excess Spread:                                                                    $6,328,848.01

     2.   Class B Available Funds:                                                                 $548,955.86

          a.   Class B Monthly Interest:                                                           $113,750.00
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $435,205.86

     3.   Collateral Available Funds:                                                              $878,329.38

          a.   Excess Spread:                                                                      $878,329.38

     4.   Total Excess Spread:                                                                   $7,642,383.25

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2004-3 Allocable Principal
          Collections:                                                                         $200,589,373.63

     3.   Principal Allocation Percentage of
          Series 2004-3 Allocable Principal
          Collections:                                                                         $155,040,016.61

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $155,040,016.61

     6.   Shared Principal Collections from other
          Series allocated to Series 2004-3:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,529,579.28

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $156,569,595.89

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $48,000,000.00

     2.   Required Collateral Invested Amount                                                   $48,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $156,569,595.89

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2004-3

     1.   Excess Spread:                                                                         $7,642,383.25
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                  $76,478.96
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $241,866.67
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,000,000.00
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $122,366.34
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $6,201,671.27

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  6.1743%
          b.   Prior Monthly Period                                                                    6.3491%
          c.   Second Prior Monthly Period                                                             6.9666%

     2.   Three Month Average Base Rate                                                                6.4967%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 18.5434%
          b.   Prior Monthly Period                                                                   21.2630%
          c.   Second Prior Monthly Period                                                            20.5442%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         20.1169%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXIV. Series 2004-4 Certificates


------------------------------------------------------------------------------------------------------------------------------------
                                                               Series         Total Investor        Transferors
A. Investor/Transferor Allocations                           Allocations         Interest             Interest
----------------------------------                           -----------         --------             --------
Beginning Invested /Transferor Amount                   1,423,170,068.07    1,100,000,000.00     323,170,068.07
Beginning Adjusted Invested Amount                                   N/A    1,100,000,000.00                N/A
Floating Allocation Percentage                                       N/A            77.2922%           22.7078%
Principal Allocation Percentage                                      N/A            77.2922%           22.7078%
Collections of Finance Chg. Receivables                    26,809,819.23       20,721,909.36       6,087,909.87
Collections of Principal Receivables                      367,747,184.99      284,240,030.45      83,507,154.53
Defaulted Amount                                            3,628,085.76        2,804,228.69         823,857.07

Ending Invested / Transferor Amounts                    1,443,893,127.17    1,100,000,000.00     343,893,127.17


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Collateral
B. Monthly Period Funding Requirements                           Class A             Class B          Interest                Total
--------------------------------------                           -------             -------          --------                -----

Principal Funding Account                                           0.00                0.00               0.00                0.00
Investment Proceeds for Monthly Period                              0.00                0.00               0.00                0.00
Reserve Account Opening Balance                                     0.00                0.00               0.00                0.00
Reserve Account Deposit                                             0.00                0.00               0.00                0.00
Reserve Draw Amount                                                 0.00                0.00               0.00                0.00
Reserve Account Surplus                                             0.00                0.00               0.00                0.00
Reserve Account Closing Balance                                     0.00                0.00               0.00                0.00

LIBOR Determination Date                                   June 13, 2006       June 13, 2006      June 13, 2006
Coupon June 15, 2006 - July 16, 2006                             5.2888%             5.4788%            5.6688%
Monthly Interest Due                                        4,317,970.56          401,775.00         498,850.00        5,218,595.56
Outstanding Monthly Interest Due                                    0.00                0.00               0.00                0.00
Additional Interest Due                                             0.00                0.00               0.00                0.00
Total Interest Due                                          4,317,970.56          401,775.00         498,850.00        5,218,595.56
Investor Default Amount                                     2,341,530.95          210,317.15         252,380.58        2,804,228.69
Investor Monthly Fees Due                                   1,530,833.33          137,500.00         165,000.00        1,833,333.33
Investor Additional Amounts Due
Total Due                                                   8,190,334.84          749,592.15         916,230.58        9,856,157.58

Reallocated Investor Finance Charge Collections                                                                       20,722,543.22
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            19.1794%
Base Rate                                                                                                                   7.3124%
Excess Spread Percentage                                                                                                   11.8542%

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Collateral
C. Certificates - Balances and Distributions                     Class A             Class B          Interest                Total
--------------------------------------------                     -------             -------          --------                -----

Beginning Certificates Balance                            918,500,000.00       82,500,000.00      99,000,000.00    1,100,000,000.00
Interest Distributions                                      4,317,970.56          401,775.00         498,850.00        5,218,595.56
Principal Deposits - Prin. Funding Account                          0.00                0.00               0.00                0.00
Principal Distributions                                             0.00                0.00               0.00                0.00
Total Distributions                                         4,317,970.56          401,775.00         498,850.00        5,218,595.56
Ending Certificates Balance                               918,500,000.00       82,500,000.00      99,000,000.00    1,100,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.70

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.70

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00


     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00
     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.87

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.87

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                      $11,365,235.64

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $498,850.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                         $10,866,385.64

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $17,303,323.59

          a.   Class A Monthly Interest:                                                         $4,317,970.56
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $2,341,530.95
          e.   Excess Spread:                                                                   $10,643,822.08

     2.   Class B Available Funds:                                                               $1,554,190.74

          a.   Class B Monthly Interest:                                                           $401,775.00
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                    $1,152,415.74

     3.   Collateral Available Funds:                                                            $1,865,028.89

          a.   Excess Spread:                                                                    $1,865,028.89

     4.   Total Excess Spread:                                                                  $13,661,266.71

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2004-4 Allocable Principal
          Collections:                                                                         $367,747,184.99

     3.   Principal Allocation Percentage of
          Series 2004-4 Allocable Principal
          Collections:                                                                         $284,240,030.45

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $284,240,030.45

     6.   Shared Principal Collections from other
          Series allocated to Series 2004-4:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $2,804,228.69

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $287,044,259.14

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $99,000,000.00

     2.   Required Collateral Invested Amount                                                   $99,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $287,044,259.14

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2004-4

     1.   Excess Spread:                                                                        $13,661,266.71
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $210,317.15
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $498,850.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,833,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $252,380.58
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
       Interest Holder:                                                                         $10,866,385.64

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3124%
          b.   Prior Monthly Period                                                                    7.2539%
          c.   Second Prior Monthly Period                                                             7.2823%

     2.   Three Month Average Base Rate                                                                7.2829%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.1794%
          b.   Prior Monthly Period                                                                   19.9582%
          c.   Second Prior Monthly Period                                                            19.2377%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4584%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXV. Series 2004-5 Certificates


------------------------------------------------------------------------------------------------------------------------------------
                                                             Series         Total Investor        Transferors
A. Investor/Transferor Allocations                         Allocations         Interest             Interest
----------------------------------                         -----------         --------             --------
Beginning Invested /Transferor Amount                 1,293,790,970.97    1,000,000,000.00     293,790,970.97
Beginning Adjusted Invested Amount                                 N/A    1,000,000,000.00                N/A
Floating Allocation Percentage                                     N/A            77.2922%           22.7078%
Principal Allocation Percentage                                    N/A            77.2922%           22.7078%
Collections of Finance Chg. Receivables                  24,372,562.93       18,838,099.41       5,534,463.52
Collections of Principal Receivables                    334,315,622.71      258,400,027.68      75,915,595.03
Defaulted Amount                                          3,298,259.78        2,549,298.81         748,960.97

Ending Invested / Transferor Amounts                  1,312,630,115.61    1,000,000,000.00     312,630,115.61


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Collateral
B. Monthly Period Funding Requirements                         Class A             Class B           Interest                 Total
--------------------------------------                         -------             -------           --------                 -----

Principal Funding Account                                         0.00                0.00               0.00                  0.00
Investment Proceeds for Monthly Period                            0.00                0.00               0.00                  0.00
Reserve Account Opening Balance                                   0.00                0.00               0.00                  0.00
Reserve Account Deposit                                           0.00                0.00               0.00                  0.00
Reserve Draw Amount                                               0.00                0.00               0.00                  0.00
Reserve Account Surplus                                           0.00                0.00               0.00                  0.00
Reserve Account Closing Balance                                   0.00                0.00               0.00                  0.00

LIBOR Determination Date                                 June 13, 2006       June 13, 2006      June 13, 2006
Coupon June 15, 2006 - July 16, 2006                           5.2888%             5.4488%            5.6588%
Monthly Interest Due                                      3,925,427.78          363,250.00         452,700.00          4,741,377.78
Outstanding Monthly Interest Due                                  0.00                0.00               0.00                  0.00
Additional Interest Due                                           0.00                0.00               0.00                  0.00
Total Interest Due                                        3,925,427.78          363,250.00         452,700.00          4,741,377.78
Investor Default Amount                                   2,128,664.50          191,197.41         229,436.89          2,549,298.81
Investor Monthly Fees Due                                 1,391,666.67          125,000.00         150,000.00          1,666,666.67
Investor Additional Amounts Due
Total Due                                                 7,445,758.95          679,447.41         832,136.89          8,957,343.25

Reallocated Investor Finance Charge Collections                                                                       18,835,875.65
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            19.1761%
Base Rate                                                                                                                   7.3092%
Excess Spread Percentage                                                                                                   11.8542%

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Collateral
C. Certificates - Balances and Distributions                   Class A             Class B          Interest                  Total
--------------------------------------------                   -------             -------          --------                  -----

Beginning Certificates Balance                          835,000,000.00       75,000,000.00      90,000,000.00      1,000,000,000.00
Interest Distributions                                    3,925,427.78          363,250.00         452,700.00          4,741,377.78
Principal Deposits - Prin. Funding Account                        0.00                0.00               0.00                  0.00
Principal Distributions                                           0.00                0.00               0.00                  0.00
Total Distributions                                       3,925,427.78          363,250.00         452,700.00          4,741,377.78
Ending Certificates Balance                             835,000,000.00       75,000,000.00      90,000,000.00      1,000,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.70

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.70

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00
     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.84

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.84

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                      $10,331,232.40

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $452,700.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $9,878,532.40

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $15,727,956.17

          a.   Class A Monthly Interest:                                                         $3,925,427.78
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
             (Treated as Available Principal Collections):                                       $2,128,664.50
          e.   Excess Spread:                                                                    $9,673,863.89

     2.   Class B Available Funds:                                                               $1,412,690.67

          a.   Class B Monthly Interest:                                                           $363,250.00
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                    $1,049,440.67

     3.   Collateral Available Funds:                                                            $1,695,228.81

          a.   Excess Spread:                                                                    $1,695,228.81

     4.   Total Excess Spread:                                                                  $12,418,533.37

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2004-5 Allocable Principal
          Collections:                                                                         $334,315,622.71

     3.   Principal Allocation Percentage of
          Series 2004-5 Allocable Principal
          Collections:                                                                         $258,400,027.68

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $258,400,027.68

     6.   Shared Principal Collections from other
          Series allocated to Series 2004-5:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $2,549,298.81

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $260,949,326.49

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $90,000,000.00

     2.   Required Collateral Invested Amount                                                   $90,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $260,949,326.49

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2004-5

     1.   Excess Spread:                                                                        $12,418,533.37
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $191,197.41
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $452,700.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,666,666.67
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $229,436.89
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $9,878,532.40

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3092%
          b.   Prior Monthly Period                                                                    7.2507%
          c.   Second Prior Monthly Period                                                             7.2791%

     2.   Three Month Average Base Rate                                                                7.2797%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.1761%
          b.   Prior Monthly Period                                                                   19.9549%
          c.   Second Prior Monthly Period                                                            19.2347%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4552%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXVI. Series 2005-1 Certificates


--------------------------------------------------------------------------------------------------------------------------------
                                                             Series        Total Investor        Transferors
A. Investor/Transferor Allocations                         Allocations        Interest             Interest
----------------------------------                         -----------        --------             --------
Beginning Invested /Transferor Amount                   776,274,582.58     600,000,000.00     176,274,582.58
Beginning Adjusted Invested Amount                                 N/A     600,000,000.00                N/A
Floating Allocation Percentage                                     N/A           77.2922%           22.7078%
Principal Allocation Percentage                                    N/A           77.2922%           22.7078%
Collections of Finance Chg. Receivables                  14,623,537.76      11,302,859.65       3,320,678.11
Collections of Principal Receivables                    200,589,373.63     155,040,016.61      45,549,357.02
Defaulted Amount                                          1,978,955.87       1,529,579.28         449,376.58

Ending Invested / Transferor Amounts                    787,578,069.37     600,000,000.00     187,578,069.37

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Collateral
B. Monthly Period Funding Requirements                         Class A            Class B           Interest              Total
--------------------------------------                         -------            -------           --------              -----

Principal Funding Account                                         0.00               0.00               0.00               0.00
Investment Proceeds for Monthly Period                            0.00               0.00               0.00               0.00
Reserve Account Opening Balance                                   0.00               0.00               0.00               0.00
Reserve Account Deposit                                           0.00               0.00               0.00               0.00
Reserve Draw Amount                                               0.00               0.00               0.00               0.00
Reserve Account Surplus                                           0.00               0.00               0.00               0.00
Reserve Account Closing Balance                                   0.00               0.00               0.00               0.00

LIBOR Determination Date                                 June 13, 2006      June 13, 2006      June 13, 2006
Coupon June 15, 2006 - July 16, 2006                           5.2288%            5.3188%            5.5288%
Monthly Interest Due                                      2,328,536.67         212,750.00         265,380.00       2,806,666.67
Outstanding Monthly Interest Due                                  0.00               0.00               0.00               0.00
Additional Interest Due                                           0.00               0.00               0.00               0.00
Total Interest Due                                        2,328,536.67         212,750.00         265,380.00       2,806,666.67
Investor Default Amount                                   1,277,198.70         114,718.45         137,662.14       1,529,579.28
Investor Monthly Fees Due                                   835,000.00          75,000.00          90,000.00       1,000,000.00
Investor Additional Amounts Due
Total Due                                                 4,440,735.37         402,468.45         493,042.14       5,336,245.95

Reallocated Investor Finance Charge Collections                                                                   11,263,365.39
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                        19.1013%
Base Rate                                                                                                               7.2366%
Excess Spread Percentage                                                                                               11.8542%

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Collateral
C. Certificates - Balances and Distributions                   Class A           Class B           Interest               Total
--------------------------------------------                   -------           -------           --------               -----

Beginning Certificates Balance                          501,000,000.00      45,000,000.00      54,000,000.00     600,000,000.00
Interest Distributions                                    2,328,536.67         212,750.00         265,380.00       2,806,666.67
Principal Deposits - Prin. Funding Account                        0.00               0.00               0.00               0.00
Principal Distributions                                           0.00               0.00               0.00               0.00
Total Distributions                                       2,328,536.67         212,750.00         265,380.00       2,806,666.67
Ending Certificates Balance                             501,000,000.00      45,000,000.00      54,000,000.00     600,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.65

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.65

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00
     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.73

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.73

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $6,192,499.44

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $265,380.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $5,927,119.44

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                               $9,404,910.10

          a.   Class A Monthly Interest:                                                         $2,328,536.67
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,277,198.70
          e.   Excess Spread:                                                                    $5,799,174.73

     2.   Class B Available Funds:                                                                 $844,752.40

          a.   Class B Monthly Interest:                                                           $212,750.00
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $632,002.40

     3.   Collateral Available Funds:                                                            $1,013,702.89

          a.   Excess Spread:                                                                   $1,013,702.89

     4.   Total Excess Spread:                                                                  $7,444,880.02

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2005-1 Allocable Principal
          Collections:                                                                         $200,589,373.63

     3.   Principal Allocation Percentage of
          Series 2005-1 Allocable Principal
          Collections:                                                                         $155,040,016.61

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $155,040,016.61

     6.   Shared Principal Collections from other
          Series allocated to Series 2005-1:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,529,579.28

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $156,569,595.89

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $54,000,000.00

     2.   Required Collateral Invested Amount                                                   $54,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $156,569,595.89

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2005-1

     1.   Excess Spread:                                                                         $7,444,880.02
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $114,718.45
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $265,380.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,000,000.00
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $137,662.14
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
       Interest Holder:                                                                          $5,927,119.44

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.2366%
          b.   Prior Monthly Period                                                                    7.1782%
          c.   Second Prior Monthly Period                                                             7.2066%

     2.   Three Month Average Base Rate                                                                7.2071%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.1012%
          b.   Prior Monthly Period                                                                   19.8799%
          c.   Second Prior Monthly Period                                                            19.1670%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.3827%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXVII. Series 2005-2 Certificates


------------------------------------------------------------------------------------------------------------------------------
                                                             Series      Total Investor       Transferors
A. Investor/Transferor Allocations                        Allocations       Interest            Interest
----------------------------------                        -----------       --------            --------
Beginning Invested /Transferor Amount                  776,274,582.58    600,000,000.00    176,274,582.58
Beginning Adjusted Invested Amount                                N/A    600,000,000.00               N/A
Floating Allocation Percentage                                    N/A          77.2922%          22.7078%
Principal Allocation Percentage                                   N/A          77.2922%          22.7078%
Collections of Finance Chg. Receivables                 14,623,537.76     11,302,859.65      3,320,678.11
Collections of Principal Receivables                   200,589,373.63    155,040,016.61     45,549,357.02
Defaulted Amount                                         1,978,955.87      1,529,579.28        449,376.58

Ending Invested / Transferor Amounts                   787,578,069.37    600,000,000.00    187,578,069.37

------------------------------------------------------------------------------------------------------------------------------
                                                                                               Collateral
B. Monthly Period Funding Requirements                        Class A           Class B          Interest               Total
--------------------------------------                        -------           -------          --------               -----

Principal Funding Account                                        0.00              0.00              0.00                0.00
Investment Proceeds for Monthly Period                           0.00              0.00              0.00                0.00
Reserve Account Opening Balance                                  0.00              0.00              0.00                0.00
Reserve Account Deposit                                          0.00              0.00              0.00                0.00
Reserve Draw Amount                                              0.00              0.00              0.00                0.00
Reserve Account Surplus                                          0.00              0.00              0.00                0.00
Reserve Account Closing Balance                                  0.00              0.00              0.00                0.00

LIBOR Determination Date                                June 13, 2006     June 13, 2006     June 13, 2006
Coupon June 15, 2006 - July 16, 2006                          5.2988%           5.4788%           5.6888%
Monthly Interest Due                                     2,359,710.00        219,150.00        273,060.00        2,851,920.00
Outstanding Monthly Interest Due                                 0.00              0.00              0.00                0.00
Additional Interest Due                                          0.00              0.00              0.00                0.00
Total Interest Due                                       2,359,710.00        219,150.00        273,060.00        2,851,920.00
Investor Default Amount                                  1,277,198.70        114,718.45        137,662.14        1,529,579.28
Investor Monthly Fees Due                                  835,000.00         75,000.00         90,000.00        1,000,000.00
Investor Additional Amounts Due
Total Due                                                4,471,908.70        408,868.45        500,722.14        5,381,499.28

Reallocated Investor Finance Charge Collections                                                                 11,308,618.72
Interest and Principal Funding Investment Proceeds                                                                       0.00
Interest on Reserve Account                                                                                              0.00
Series Adjusted Portfolio Yield                                                                                      19.1901%
Base Rate                                                                                                             7.3227%
Excess Spread Percentage                                                                                             11.8542%

------------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
C. Certificates - Balances and Distributions                  Class A           Class B         Interest                Total
--------------------------------------------                  -------           -------         --------                -----

Beginning Certificates Balance                         501,000,000.00     45,000,000.00     54,000,000.00      600,000,000.00
Interest Distributions                                   2,359,710.00        219,150.00        273,060.00        2,851,920.00
Principal Deposits - Prin. Funding Account                       0.00              0.00              0.00                0.00
Principal Distributions                                          0.00              0.00              0.00                0.00
Total Distributions                                      2,359,710.00        219,150.00        273,060.00        2,851,920.00
Ending Certificates Balance                            501,000,000.00     45,000,000.00     54,000,000.00      600,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.71

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.71

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.87

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.87

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $6,200,179.44

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $273,060.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $5,927,119.44

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                               $9,442,696.64

          a.   Class A Monthly Interest:                                                         $2,359,710.00
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
             (Treated as Available Principal Collections):                                       $1,277,198.70
          e.   Excess Spread:                                                                    $5,805,787.93

     2.   Class B Available Funds:                                                                 $848,146.40

          a.   Class B Monthly Interest:                                                           $219,150.00
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $628,996.40

     3.   Collateral Available Funds:                                                            $1,017,775.69

          a.   Excess Spread:                                                                    $1,017,775.69

     4.   Total Excess Spread:                                                                   $7,452,560.02

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2005-2 Allocable Principal
          Collections:                                                                         $200,589,373.63

     3.   Principal Allocation Percentage of
          Series 2005-2 Allocable Principal
          Collections:                                                                         $155,040,016.61

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $155,040,016.61

     6.   Shared Principal Collections from other
          Series allocated to Series 2005-2:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,529,579.28

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $156,569,595.89

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $54,000,000.00

     2.   Required Collateral Invested Amount                                                   $54,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $156,569,595.89

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2005-2

     1.   Excess Spread:                                                                         $7,452,560.02
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $114,718.45
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $273,060.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,000,000.00
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $137,662.14
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $5,927,119.44

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3227%
          b.   Prior Monthly Period                                                                    7.2642%
          c.   Second Prior Monthly Period                                                             7.2926%

     2.   Three Month Average Base Rate                                                                7.2932%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.1901%
          b.   Prior Monthly Period                                                                   19.9688%
          c.   Second Prior Monthly Period                                                            19.2473%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4687%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXVIII. Series 2005-3 Certificates


-----------------------------------------------------------------------------------------------------------------------------
                                                             Series        Total Investor      Transferors
A. Investor/Transferor Allocations                         Allocations        Interest           Interest
----------------------------------                         -----------        --------           --------
Beginning Invested /Transferor Amount                   905,653,679.68     700,000,000.00   205,653,679.68
Beginning Adjusted Invested Amount                                 N/A     700,000,000.00              N/A
Floating Allocation Percentage                                     N/A           77.2922%         22.7078%
Principal Allocation Percentage                                    N/A           77.2922%         22.7078%
Collections of Finance Chg. Receivables                  17,060,794.05      13,186,669.59     3,874,124.46
Collections of Principal Receivables                    234,020,935.90     180,880,019.38    53,140,916.52
Defaulted Amount                                          2,308,781.84       1,784,509.16       524,272.68

Ending Invested / Transferor Amounts                    918,841,080.93     700,000,000.00   218,841,080.93


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
B. Monthly Period Funding Requirements                         Class A            Class B         Interest             Total
--------------------------------------                         -------            -------         --------             -----

Principal Funding Account                                         0.00               0.00             0.00              0.00
Investment Proceeds for Monthly Period                            0.00               0.00             0.00              0.00
Reserve Account Opening Balance                                   0.00               0.00             0.00              0.00
Reserve Account Deposit                                           0.00               0.00             0.00              0.00
Reserve Draw Amount                                               0.00               0.00             0.00              0.00
Reserve Account Surplus                                           0.00               0.00             0.00              0.00
Reserve Account Closing Balance                                   0.00               0.00             0.00              0.00

LIBOR Determination Date                                 June 13, 2006      June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                           5.1988%            5.3388%          5.4488%
Monthly Interest Due                                      2,701,039.44         249,141.67       305,130.00      3,255,311.11
Outstanding Monthly Interest Due                                  0.00               0.00             0.00              0.00
Additional Interest Due                                           0.00               0.00             0.00              0.00
Total Interest Due                                        2,701,039.44         249,141.67       305,130.00      3,255,311.11
Investor Default Amount                                   1,490,065.15         133,838.19       160,605.82      1,784,509.16
Investor Monthly Fees Due                                   974,166.67          87,500.00       105,000.00      1,166,666.67
Investor Additional Amounts Due
Total Due                                                 5,165,271.26         470,479.85       570,735.82      6,206,486.94

Reallocated Investor Finance Charge Collections                                                                13,121,459.62
Interest and Principal Funding Investment Proceeds                                                                      0.00
Interest on Reserve Account                                                                                             0.00
Series Adjusted Portfolio Yield                                                                                     19.0691%
Base Rate                                                                                                            7.2055%
Excess Spread Percentage                                                                                            11.8542%

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
C. Certificates - Balances and Distributions                   Class A            Class B        Interest              Total
--------------------------------------------                   -------            -------        --------              -----

Beginning Certificates Balance                          584,500,000.00      52,500,000.00    63,000,000.00    700,000,000.00
Interest Distributions                                    2,701,039.44         249,141.67       305,130.00      3,255,311.11
Principal Deposits - Prin. Funding Account                        0.00               0.00             0.00              0.00
Principal Distributions                                           0.00               0.00             0.00              0.00
Total Distributions                                       2,701,039.44         249,141.67       305,130.00      3,255,311.11
Ending Certificates Balance                             584,500,000.00      52,500,000.00    63,000,000.00    700,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.62

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.62

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00
     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.75

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.75

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                              $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $7,220,102.68

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $305,130.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $6,914,972.68

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $10,956,418.79

          a.   Class A Monthly Interest:                                                         $2,701,039.44
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,490,065.15
          e.   Excess Spread:                                                                    $6,765,314.19

     2.   Class B Available Funds:                                                                 $984,109.47

          a.   Class B Monthly Interest:                                                           $249,141.67
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $734,967.81

     3.   Collateral Available Funds:                                                            $1,180,931.37

          a.   Excess Spread:                                                                   $1,180,931.37

     4.   Total Excess Spread:                                                                  $8,681,213.36

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2005-3 Allocable Principal
          Collections:                                                                         $234,020,935.90

     3.   Principal Allocation Percentage of
          Series 2005-3 Allocable Principal
          Collections:                                                                         $180,880,019.38

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $180,880,019.38

     6.   Shared Principal Collections from other
          Series allocated to Series 2005-3:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,784,509.16

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $182,664,528.54

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $63,000,000.00

     2.   Required Collateral Invested Amount                                                   $63,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $182,664,528.54

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2005-3

     1.   Excess Spread:                                                                         $8,681,213.36
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $133,838.19
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $305,130.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,166,666.67
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $160,605.82
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $6,914,972.68

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.2055%
          b.   Prior Monthly Period                                                                    7.1470%
          c.   Second Prior Monthly Period                                                             7.1754%

     2.   Three Month Average Base Rate                                                                7.1760%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.0691%
          b.   Prior Monthly Period                                                                   19.8477%
          c.   Second Prior Monthly Period                                                            19.1379%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.3516%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXIX. Series 2005-4 Certificates


---------------------------------------------------------------------------------------------------------------------------------
                                                              Series      Total Investor       Transferors
A. Investor/Transferor Allocations                         Allocations      Interest            Interest
----------------------------------                         -----------      --------            --------
Beginning Invested /Transferor Amount                   646,895,485.49    500,000,000.00    146,895,485.49
Beginning Adjusted Invested Amount                                 N/A    500,000,000.00               N/A
Floating Allocation Percentage                                     N/A          77.2922%          22.7078%
Principal Allocation Percentage                                    N/A          77.2922%          22.7078%
Collections of Finance Chg. Receivables                  12,186,281.47      9,419,049.71      2,767,231.76
Collections of Principal Receivables                    167,157,811.36    129,200,013.84     37,957,797.52
Defaulted Amount                                          1,649,129.89      1,274,649.40        374,480.49

Ending Invested / Transferor Amounts                    656,315,057.81    500,000,000.00    156,315,057.81


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
B. Monthly Period Funding Requirements                         Class A           Class B          Interest                Total
--------------------------------------                         -------           -------          --------                -----

Principal Funding Account                                         0.00              0.00              0.00                 0.00
Investment Proceeds for Monthly Period                            0.00              0.00              0.00                 0.00
Reserve Account Opening Balance                                   0.00              0.00              0.00                 0.00
Reserve Account Deposit                                           0.00              0.00              0.00                 0.00
Reserve Draw Amount                                               0.00              0.00              0.00                 0.00
Reserve Account Surplus                                           0.00              0.00              0.00                 0.00
Reserve Account Closing Balance                                   0.00              0.00              0.00                 0.00

LIBOR Determination Date                                 June 13, 2006     June 13, 2006     June 13, 2006
Coupon June 15, 2006 - July 16, 2006                           5.2688%           5.4488%           5.6188%
Monthly Interest Due                                      1,955,291.67        181,625.00        224,750.00         2,361,666.67
Outstanding Monthly Interest Due                                  0.00              0.00              0.00                 0.00
Additional Interest Due                                           0.00              0.00              0.00                 0.00
Total Interest Due                                        1,955,291.67        181,625.00        224,750.00         2,361,666.67
Investor Default Amount                                   1,064,332.25         95,598.71        114,718.45         1,274,649.40
Investor Monthly Fees Due                                   695,833.33         62,500.00         75,000.00           833,333.33
Investor Additional Amounts Due
Total Due                                                 3,715,457.25        339,723.71        414,468.45         4,469,649.40

Reallocated Investor Finance Charge Collections                                                                    9,408,915.60
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                        19.1549%
Base Rate                                                                                                               7.2886%
Excess Spread Percentage                                                                                               11.8542%

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
C. Certificates - Balances and Distributions                   Class A           Class B         Interest                 Total
--------------------------------------------                   -------           -------         --------                 -----

Beginning Certificates Balance                          417,500,000.00     37,500,000.00     45,000,000.00       500,000,000.00
Interest Distributions                                    1,955,291.67        181,625.00        224,750.00         2,361,666.67
Principal Deposits - Prin. Funding Account                        0.00              0.00              0.00                 0.00
Principal Distributions                                           0.00              0.00              0.00                 0.00
Total Distributions                                       1,955,291.67        181,625.00        224,750.00         2,361,666.67
Ending Certificates Balance                             417,500,000.00     37,500,000.00     45,000,000.00       500,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.68

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.68

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00
     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.84

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.84

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $5,164,016.20

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $224,750.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $4,939,266.20

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                               $7,856,444.53

          a.   Class A Monthly Interest:                                                         $1,955,291.67
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
             (Treated as Available Principal Collections):                                       $1,064,332.25
          e.   Excess Spread:                                                                    $4,836,820.61

     2.   Class B Available Funds:                                                                 $705,668.67

          a.   Class B Monthly Interest:                                                           $181,625.00
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $524,043.67

     3.   Collateral Available Funds:                                                              $846,802.40

          a.   Excess Spread:                                                                     $846,802.40

     4.   Total Excess Spread:                                                                  $6,207,666.69

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2005-4 Allocable Principal
          Collections:                                                                         $167,157,811.36

     3.   Principal Allocation Percentage of
          Series 2005-4 Allocable Principal
          Collections:                                                                         $129,200,013.84

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $129,200,013.84

     6.   Shared Principal Collections from other
          Series allocated to Series 2005-4:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,274,649.40

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $130,474,663.24

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $45,000,000.00

     2.   Required Collateral Invested Amount                                                   $45,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $130,474,663.24

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2005-4

     1.   Excess Spread:                                                                         $6,207,666.69
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                  $95,598.71
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $224,750.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                        $833,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $114,718.45
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $4,939,266.20

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.2886%
          b.   Prior Monthly Period                                                                    7.2302%
          c.   Second Prior Monthly Period                                                             7.2585%

     2.   Three Month Average Base Rate                                                                7.2591%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.1549%
          b.   Prior Monthly Period                                                                   19.9336%
          c.   Second Prior Monthly Period                                                            19.2155%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4347%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXX. Series 2005-5 Certificates


------------------------------------------------------------------------------------------------------------------------------------
                                                                 Series        Total Investor       Transferors
A. Investor/Transferor Allocations                            Allocations         Interest            Interest
----------------------------------                            -----------         --------            --------
Beginning Invested /Transferor Amount                    1,423,170,068.07    1,100,000,000.00    323,170,068.07
Beginning Adjusted Invested Amount                                    N/A    1,100,000,000.00               N/A
Floating Allocation Percentage                                        N/A            77.2922%          22.7078%
Principal Allocation Percentage                                       N/A            77.2922%          22.7078%
Collections of Finance Chg. Receivables                     26,809,819.23       20,721,909.36      6,087,909.87
Collections of Principal Receivables                       367,747,184.99      284,240,030.45     83,507,154.53
Defaulted Amount                                             3,628,085.76        2,804,228.69        823,857.07

Ending Invested / Transferor Amounts                     1,443,893,127.17    1,100,000,000.00    343,893,127.17


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Collateral
B. Monthly Period Funding Requirements                            Class A             Class B         Interest                Total
--------------------------------------                            -------             -------         --------                -----

Principal Funding Account                                            0.00                0.00              0.00                0.00
Investment Proceeds for Monthly Period                               0.00                0.00              0.00                0.00
Reserve Account Opening Balance                                      0.00                0.00              0.00                0.00
Reserve Account Deposit                                              0.00                0.00              0.00                0.00
Reserve Draw Amount                                                  0.00                0.00              0.00                0.00
Reserve Account Surplus                                              0.00                0.00              0.00                0.00
Reserve Account Closing Balance                                      0.00                0.00              0.00                0.00

LIBOR Determination Date                                    June 13, 2006       June 13, 2006     June 13, 2006
Coupon June 15, 2006 - July 16, 2006                              5.2388%             5.3788%           5.5188%
Monthly Interest Due                                         4,277,148.33          394,441.67        485,650.00        5,157,240.00
Outstanding Monthly Interest Due                                     0.00                0.00              0.00                0.00
Additional Interest Due                                              0.00                0.00              0.00                0.00
Total Interest Due                                           4,277,148.33          394,441.67        485,650.00        5,157,240.00
Investor Default Amount                                      2,341,530.95          210,317.15        252,380.58        2,804,228.69
Investor Monthly Fees Due                                    1,530,833.33          137,500.00        165,000.00        1,833,333.33
Investor Additional Amounts Due
Total Due                                                    8,149,512.62          742,258.82        903,030.58        9,794,802.02

Reallocated Investor Finance Charge Collections                                                                       20,661,187.66
Interest and Principal Funding Investment Proceeds                                                                             0.00
Interest on Reserve Account                                                                                                    0.00
Series Adjusted Portfolio Yield                                                                                            19.1138%
Base Rate                                                                                                                   7.2488%
Excess Spread Percentage                                                                                                   11.8542%

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Collateral
C. Certificates - Balances and Distributions                      Class A             Class B         Interest                Total
--------------------------------------------                      -------             -------         --------                -----

Beginning Certificates Balance                             918,500,000.00       82,500,000.00     99,000,000.00    1,100,000,000.00
Interest Distributions                                       4,277,148.33          394,441.67        485,650.00        5,157,240.00
Principal Deposits - Prin. Funding Account                           0.00                0.00              0.00                0.00
Principal Distributions                                              0.00                0.00              0.00                0.00
Total Distributions                                          4,277,148.33          394,441.67        485,650.00        5,157,240.00
Ending Certificates Balance                                918,500,000.00       82,500,000.00     99,000,000.00    1,100,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                              $4.66

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.66

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.78

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.78

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                      $11,352,035.64

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $485,650.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                         $10,866,385.64

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $17,252,091.70

          a.   Class A Monthly Interest:                                                         $4,277,148.33
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
             (Treated as Available Principal Collections):                                       $2,341,530.95
          e.   Excess Spread:                                                                   $10,633,412.41

     2.   Class B Available Funds:                                                               $1,549,589.07

          a.   Class B Monthly Interest:                                                           $394,441.67
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                    $1,155,147.41

     3.   Collateral Available Funds:                                                            $1,859,506.89

          a.   Excess Spread:                                                                    $1,859,506.89

     4.   Total Excess Spread:                                                                  $13,648,066.71

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2005-5 Allocable Principal
          Collections:                                                                         $367,747,184.99

     3.   Principal Allocation Percentage of
          Series 2005-5 Allocable Principal
          Collections:                                                                         $284,240,030.45

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $284,240,030.45

     6.   Shared Principal Collections from other
          Series allocated to Series 2005-5:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $2,804,228.69

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $287,044,259.14

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $99,000,000.00

     2.   Required Collateral Invested Amount                                                   $99,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $287,044,259.14

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2005-5

     1.   Excess Spread:                                                                        $13,648,066.71
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $210,317.15
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $485,650.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,833,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $252,380.58
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
       Interest Holder:                                                                         $10,866,385.64

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.2487%
          b.   Prior Monthly Period                                                                    7.1903%
          c.   Second Prior Monthly Period                                                             7.2187%

     2.   Three Month Average Base Rate                                                                7.2193%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.1138%
          b.   Prior Monthly Period                                                                   19.8924%
          c.   Second Prior Monthly Period                                                            19.1783%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.3948%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXXI. Series 2005-6 Certificates


--------------------------------------------------------------------------------------------------------------------------------
                                                            Series        Total Investor       Transferors
A. Investor/Transferor Allocations                        Allocations       Interest            Interest
----------------------------------                        -----------       --------            --------
Beginning Invested /Transferor Amount                  905,653,679.68     700,000,000.00    205,653,679.68
Beginning Adjusted Invested Amount                                N/A     700,000,000.00               N/A
Floating Allocation Percentage                                    N/A           77.2922%          22.7078%
Principal Allocation Percentage                                   N/A           77.2922%          22.7078%
Collections of Finance Chg. Receivables                 17,060,794.05      13,186,669.59      3,874,124.46
Collections of Principal Receivables                   234,020,935.90     180,880,019.38     53,140,916.52
Defaulted Amount                                         2,308,781.84       1,784,509.16        524,272.68

Ending Invested / Transferor Amounts                   918,841,080.93     700,000,000.00    218,841,080.93


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
B. Monthly Period Funding Requirements                        Class A            Class B         Interest                 Total
--------------------------------------                        -------            -------         --------                 -----

Principal Funding Account                                        0.00               0.00              0.00                 0.00
Investment Proceeds for Monthly Period                           0.00               0.00              0.00                 0.00
Reserve Account Opening Balance                                  0.00               0.00              0.00                 0.00
Reserve Account Deposit                                          0.00               0.00              0.00                 0.00
Reserve Draw Amount                                              0.00               0.00              0.00                 0.00
Reserve Account Surplus                                          0.00               0.00              0.00                 0.00
Reserve Account Closing Balance                                  0.00               0.00              0.00                 0.00

LIBOR Determination Date                                June 13, 2006      June 13, 2006     June 13, 2006
Coupon June 15, 2006 - July 16, 2006                          5.1988%            5.3388%           5.4488%
Monthly Interest Due                                     2,701,039.44         249,141.67        305,130.00         3,255,311.11
Outstanding Monthly Interest Due                                 0.00               0.00              0.00                 0.00
Additional Interest Due                                          0.00               0.00              0.00                 0.00
Total Interest Due                                       2,701,039.44         249,141.67        305,130.00         3,255,311.11
Investor Default Amount                                  1,490,065.15         133,838.19        160,605.82         1,784,509.16
Investor Monthly Fees Due                                  974,166.67          87,500.00        105,000.00         1,166,666.67
Investor Additional Amounts Due
Total Due                                                5,165,271.26         470,479.85        570,735.82         6,206,486.94

Reallocated Investor Finance Charge Collections                                                                   13,121,459.62
Interest and Principal Funding Investment Proceeds                                                                         0.00
Interest on Reserve Account                                                                                                0.00
Series Adjusted Portfolio Yield                                                                                        19.0691%
Base Rate                                                                                                               7.2055%
Excess Spread Percentage                                                                                               11.8542%

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
C. Certificates - Balances and Distributions                  Class A            Class B         Interest                 Total
--------------------------------------------                  -------            -------         --------                 -----

Beginning Certificates Balance                         584,500,000.00      52,500,000.00     63,000,000.00       700,000,000.00
Interest Distributions                                   2,701,039.44         249,141.67        305,130.00         3,255,311.11
Principal Deposits - Prin. Funding Account                       0.00               0.00              0.00                 0.00
Principal Distributions                                          0.00               0.00              0.00                 0.00
Total Distributions                                      2,701,039.44         249,141.67        305,130.00         3,255,311.11
Ending Certificates Balance                            584,500,000.00      52,500,000.00     63,000,000.00       700,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.62

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.62

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.75

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.75

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $7,220,102.68

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $305,130.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $6,914,972.68

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $10,956,418.79

          a.   Class A Monthly Interest:                                                         $2,701,039.44
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
             (Treated as Available Principal Collections):                                       $1,490,065.15
          e.   Excess Spread:                                                                    $6,765,314.19

     2.   Class B Available Funds:                                                                 $984,109.47

          a.   Class B Monthly Interest:                                                           $249,141.67
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $734,967.81

     3.   Collateral Available Funds:                                                            $1,180,931.37

          a.   Excess Spread:                                                                    $1,180,931.37

     4.   Total Excess Spread:                                                                   $8,681,213.36

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2005-6 Allocable Principal
          Collections:                                                                         $234,020,935.90

     3.   Principal Allocation Percentage of
          Series 2005-6 Allocable Principal
          Collections:                                                                         $180,880,019.38

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $180,880,019.38

     6.   Shared Principal Collections from other
          Series allocated to Series 2005-6:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,784,509.16

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $182,664,528.54

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $63,000,000.00

     2.   Required Collateral Invested Amount                                                   $63,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $182,664,528.54

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2005-6

     1.   Excess Spread:                                                                         $8,681,213.36
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $133,838.19
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $305,130.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,166,666.67
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $160,605.82
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $6,914,972.68

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.2055%
          b.   Prior Monthly Period                                                                    7.1470%
          c.   Second Prior Monthly Period                                                             7.1754%

     2.   Three Month Average Base Rate                                                                7.1760%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.0691%
          b.   Prior Monthly Period                                                                   19.8477%
          c.   Second Prior Monthly Period                                                            19.1379%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.3516%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXXII. Series 2005-7 Certificates


----------------------------------------------------------------------------------------------------------------------------
                                                             Series      Total Investor      Transferors
A. Investor/Transferor Allocations                        Allocations      Interest           Interest
----------------------------------                        -----------      --------           --------
Beginning Invested /Transferor Amount                  905,653,679.68    700,000,000.00   205,653,679.68
Beginning Adjusted Invested Amount                                N/A    700,000,000.00              N/A
Floating Allocation Percentage                                    N/A          77.2922%         22.7078%
Principal Allocation Percentage                                   N/A          77.2922%         22.7078%
Collections of Finance Chg. Receivables                 17,060,794.05     13,186,669.59     3,874,124.46
Collections of Principal Receivables                   234,020,935.90    180,880,019.38    53,140,916.52
Defaulted Amount                                         2,308,781.84      1,784,509.16       524,272.68

Ending Invested / Transferor Amounts                   918,841,080.93    700,000,000.00   218,841,080.93


----------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
B. Monthly Period Funding Requirements                        Class A           Class B        Interest               Total
--------------------------------------                        -------           -------        --------               -----

Principal Funding Account                                        0.00              0.00             0.00               0.00
Investment Proceeds for Monthly Period                           0.00              0.00             0.00               0.00
Reserve Account Opening Balance                                  0.00              0.00             0.00               0.00
Reserve Account Deposit                                          0.00              0.00             0.00               0.00
Reserve Draw Amount                                              0.00              0.00             0.00               0.00
Reserve Account Surplus                                          0.00              0.00             0.00               0.00
Reserve Account Closing Balance                                  0.00              0.00             0.00               0.00

LIBOR Determination Date                                June 13, 2006     June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                          5.2688%           5.4688%          5.6088%
Monthly Interest Due                                     2,737,408.33        255,208.33       314,090.00       3,306,706.67
Outstanding Monthly Interest Due                                 0.00              0.00             0.00               0.00
Additional Interest Due                                          0.00              0.00             0.00               0.00
Total Interest Due                                       2,737,408.33        255,208.33       314,090.00       3,306,706.67
Investor Default Amount                                  1,490,065.15        133,838.19       160,605.82       1,784,509.16
Investor Monthly Fees Due                                  974,166.67         87,500.00       105,000.00       1,166,666.67
Investor Additional Amounts Due
Total Due                                                5,201,640.15        476,546.52       579,695.82       6,257,882.50

Reallocated Investor Finance Charge Collections                                                               13,172,855.18
Interest and Principal Funding Investment Proceeds                                                                     0.00
Interest on Reserve Account                                                                                            0.00
Series Adjusted Portfolio Yield                                                                                    19.1555%
Base Rate                                                                                                           7.2892%
Excess Spread Percentage                                                                                           11.8542%

----------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
C. Certificates - Balances and Distributions                  Class A           Class B        Interest               Total
--------------------------------------------                  -------           -------        --------               -----

Beginning Certificates Balance                         584,500,000.00     52,500,000.00    63,000,000.00     700,000,000.00
Interest Distributions                                   2,737,408.33        255,208.33       314,090.00       3,306,706.67
Principal Deposits - Prin. Funding Account                       0.00              0.00             0.00               0.00
Principal Distributions                                          0.00              0.00             0.00               0.00
Total Distributions                                      2,737,408.33        255,208.33       314,090.00       3,306,706.67
Ending Certificates Balance                            584,500,000.00     52,500,000.00    63,000,000.00     700,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.68

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.68

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.86

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.86

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $7,229,062.68

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $314,090.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $6,914,972.68

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $10,999,334.07

          a.   Class A Monthly Interest:                                                         $2,737,408.33
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,490,065.15
          e.   Excess Spread:                                                                    $6,771,860.59

     2.   Class B Available Funds:                                                                 $987,964.14

          a.   Class B Monthly Interest:                                                           $255,208.33
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $732,755.81

     3.   Collateral Available Funds:                                                            $1,185,556.97

          a.   Excess Spread:                                                                    $1,185,556.97

     4.   Total Excess Spread:                                                                   $8,690,173.36

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2005-7 Allocable Principal
          Collections:                                                                         $234,020,935.90

     3.   Principal Allocation Percentage of
          Series 2005-7 Allocable Principal
          Collections:                                                                         $180,880,019.38

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $180,880,019.38

     6.   Shared Principal Collections from other
          Series allocated to Series 2005-7:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,784,509.16

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $182,664,528.54

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $63,000,000.00

     2.   Required Collateral Invested Amount                                                   $63,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $182,664,528.54

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2005-7

     1.   Excess Spread:                                                                         $8,690,173.36
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $133,838.19
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $314,090.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,166,666.67
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $160,605.82
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $6,914,972.68

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.2892%
          b.   Prior Monthly Period                                                                    7.2308%
          c.   Second Prior Monthly Period                                                             7.2591%

     2.   Three Month Average Base Rate                                                                7.2597%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.1555%
          b.   Prior Monthly Period                                                                   19.9342%
          c.   Second Prior Monthly Period                                                            19.2161%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.4353%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes


XXXIII. Series 2005-8 Certificates

-------------------------------------------------------------------------------------------------------------------------------
                                                              Series     Total Investor       Transferors
A. Investor/Transferor Allocations                         Allocations     Interest             Interest
----------------------------------                         -----------     --------             --------
Beginning Invested /Transferor Amount                   646,895,485.49   500,000,000.00    146,895,485.49
Beginning Adjusted Invested Amount                                 N/A   500,000,000.00               N/A
Floating Allocation Percentage                                     N/A         77.2922%          22.7078%
Principal Allocation Percentage                                    N/A         77.2922%          22.7078%
Collections of Finance Chg. Receivables                  12,186,281.47     9,419,049.71      2,767,231.76
Collections of Principal Receivables                    167,157,811.36   129,200,013.84     37,957,797.52
Defaulted Amount                                          1,649,129.89     1,274,649.40        374,480.49

Ending Invested / Transferor Amounts                    656,315,057.81   500,000,000.00    156,315,057.81


-------------------------------------------------------------------------------------------------------------------------------
                                                                                               Collateral
B. Monthly Period Funding Requirements                         Class A          Class B         Interest                 Total
--------------------------------------                         -------          -------         --------                 -----

Principal Funding Account                                         0.00             0.00              0.00                 0.00
Investment Proceeds for Monthly Period                            0.00             0.00              0.00                 0.00
Reserve Account Opening Balance                                   0.00             0.00              0.00                 0.00
Reserve Account Deposit                                           0.00             0.00              0.00                 0.00
Reserve Draw Amount                                               0.00             0.00              0.00                 0.00
Reserve Account Surplus                                           0.00             0.00              0.00                 0.00
Reserve Account Closing Balance                                   0.00             0.00              0.00                 0.00

LIBOR Determination Date                                 June 13, 2006    June 13, 2006     June 13, 2006
Coupon June 15, 2006 - July 16, 2006                           5.2288%          5.3688%           5.5288%
Monthly Interest Due                                      1,940,447.22       178,958.33        221,150.00         2,340,555.56
Outstanding Monthly Interest Due                                  0.00             0.00              0.00                 0.00
Additional Interest Due                                           0.00             0.00              0.00                 0.00
Total Interest Due                                        1,940,447.22       178,958.33        221,150.00         2,340,555.56
Investor Default Amount                                   1,064,332.25        95,598.71        114,718.45         1,274,649.40
Investor Monthly Fees Due                                   695,833.33        62,500.00         75,000.00           833,333.33
Investor Additional Amounts Due
Total Due                                                 3,700,612.81       337,057.04        410,868.45         4,448,538.29

Reallocated Investor Finance Charge Collections                                                                   9,387,804.49
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                       19.1052%
Base Rate                                                                                                              7.2404%
Excess Spread Percentage                                                                                              11.8542%

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               Collateral
C. Certificates - Balances and Distributions                   Class A          Class B          Interest                Total
--------------------------------------------                   -------          -------          --------                -----

Beginning Certificates Balance                          417,500,000.00    37,500,000.00     45,000,000.00       500,000,000.00
Interest Distributions                                    1,940,447.22       178,958.33        221,150.00         2,340,555.56
Principal Deposits - Prin. Funding Account                        0.00             0.00              0.00                 0.00
Principal Distributions                                           0.00             0.00              0.00                 0.00
Total Distributions                                       1,940,447.22       178,958.33        221,150.00         2,340,555.56
Ending Certificates Balance                             417,500,000.00    37,500,000.00     45,000,000.00       500,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.65

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.65

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.77

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.77

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $5,160,416.20

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $221,150.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $4,939,266.20

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                               $7,838,816.75

          a.   Class A Monthly Interest:                                                         $1,940,447.22
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
             (Treated as Available Principal Collections):                                       $1,064,332.25
          e.   Excess Spread:                                                                    $4,834,037.28

     2.   Class B Available Funds:                                                                 $704,085.34

          a.   Class B Monthly Interest:                                                           $178,958.33
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $525,127.00

     3.   Collateral Available Funds:                                                              $844,902.40

          a.   Excess Spread:                                                                      $844,902.40

     4.   Total Excess Spread:                                                                   $6,204,066.69

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2005-8 Allocable Principal
          Collections:                                                                         $167,157,811.36

     3.   Principal Allocation Percentage of
          Series 2005-8 Allocable Principal
          Collections:                                                                         $129,200,013.84

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $129,200,013.84

     6.   Shared Principal Collections from other
          Series allocated to Series 2005-8:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,274,649.40

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $130,474,663.24

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $45,000,000.00

     2.   Required Collateral Invested Amount                                                   $45,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $130,474,663.24

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2005-8

     1.   Excess Spread:                                                                         $6,204,066.69
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                  $95,598.71
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $221,150.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                        $833,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $114,718.45
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $4,939,266.20

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.2404%
          b.   Prior Monthly Period                                                                    7.1820%
          c.   Second Prior Monthly Period                                                             7.2104%

     2.   Three Month Average Base Rate                                                                7.2109%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.1052%
          b.   Prior Monthly Period                                                                   19.8838%
          c.   Second Prior Monthly Period                                                            19.1706%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.3865%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXXIV. Series 2006-A Certificates


------------------------------------------------------------------------------------------------------------------------------
                                                           Series        Total Investor        Transferors
A. Investor/Transferor Allocations                       Allocations        Interest             Interest
----------------------------------                       -----------        --------             --------
Beginning Invested /Transferor Amount                 905,653,679.68     700,000,000.00     205,653,679.68
Beginning Adjusted Invested Amount                               N/A     700,000,000.00                N/A
Floating Allocation Percentage                                   N/A           77.2922%           22.7078%
Principal Allocation Percentage                                  N/A           77.2922%           22.7078%
Collections of Finance Chg. Receivables                17,060,794.05      13,186,669.59       3,874,124.46
Collections of Principal Receivables                  234,020,935.90     180,880,019.38      53,140,916.52
Defaulted Amount                                        2,308,781.84       1,784,509.16         524,272.68

Ending Invested / Transferor Amounts                  918,841,080.93     700,000,000.00     218,841,080.93


------------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
B. Monthly Period Funding Requirements                       Class A            Class B           Interest              Total
--------------------------------------                       -------            -------           --------              -----

Principal Funding Account                                       0.00               0.00               0.00               0.00
Investment Proceeds for Monthly Period                          0.00               0.00               0.00               0.00
Reserve Account Opening Balance                                 0.00               0.00               0.00               0.00
Reserve Account Deposit                                         0.00               0.00               0.00               0.00
Reserve Draw Amount                                             0.00               0.00               0.00               0.00
Reserve Account Surplus                                         0.00               0.00               0.00               0.00
Reserve Account Closing Balance                                 0.00               0.00               0.00               0.00

LIBOR Determination Date                               June 13, 2006      June 13, 2006      June 13, 2006
Coupon June 15, 2006 - July 16, 2006                         5.1888%            5.3088%            5.4288%
Monthly Interest Due                                    2,695,843.89         247,741.67         304,010.00       3,247,595.56
Outstanding Monthly Interest Due                                0.00               0.00               0.00               0.00
Additional Interest Due                                         0.00               0.00               0.00               0.00
Total Interest Due                                      2,695,843.89         247,741.67         304,010.00       3,247,595.56
Investor Default Amount                                 1,490,065.15         133,838.19         160,605.82       1,784,509.16
Investor Monthly Fees Due                                 974,166.67          87,500.00         105,000.00       1,166,666.67
Investor Additional Amounts Due
Total Due                                               5,160,075.71         469,079.85         569,615.82       6,198,771.39

Reallocated Investor Finance Charge Collections                                                                 13,113,744.07
Interest and Principal Funding Investment Proceeds                                                                       0.00
Interest on Reserve Account                                                                                              0.00
Series Adjusted Portfolio Yield                                                                                      19.0561%
Base Rate                                                                                                             7.1929%
Excess Spread Percentage                                                                                             11.8542%

------------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
C. Certificates - Balances and Distributions                 Class A            Class B           Interest              Total
--------------------------------------------                 -------            -------           --------              -----

Beginning Certificates Balance                        584,500,000.00      52,500,000.00      63,000,000.00     700,000,000.00
Interest Distributions                                  2,695,843.89         247,741.67         304,010.00       3,247,595.56
Principal Deposits - Prin. Funding Account                      0.00               0.00               0.00               0.00
Principal Distributions                                         0.00               0.00               0.00               0.00
Total Distributions                                     2,695,843.89         247,741.67         304,010.00       3,247,595.56
Ending Certificates Balance                           584,500,000.00      52,500,000.00      63,000,000.00     700,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.61

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.61

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.72

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.72

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $7,218,982.68

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $304,010.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $6,914,972.68

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $10,949,976.30

          a.   Class A Monthly Interest:                                                         $2,695,843.89
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,490,065.15
          e.   Excess Spread:                                                                    $6,764,067.26

     2.   Class B Available Funds:                                                                 $983,530.81

          a.   Class B Monthly Interest:                                                           $247,741.67
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $735,789.14

     3.   Collateral Available Funds:                                                            $1,180,236.97

          a.   Excess Spread:                                                                    $1,180,236.97

     4.   Total Excess Spread:                                                                   $8,680,093.36

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2006-A Allocable Principal
          Collections:                                                                         $234,020,935.90

     3.   Principal Allocation Percentage of
          Series 2006-A Allocable Principal
          Collections:                                                                         $180,880,019.38

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $180,880,019.38

     6.   Shared Principal Collections from other
          Series allocated to Series 2006-A:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,784,509.16

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $182,664,528.54

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $63,000,000.00

     2.   Required Collateral Invested Amount                                                   $63,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $182,664,528.54

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2006-A

     1.   Excess Spread:                                                                         $8,680,093.36
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $133,838.19
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $304,010.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,166,666.67
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $160,605.82
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $6,914,972.68

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.1929%
          b.   Prior Monthly Period                                                                    7.1344%
          c.   Second Prior Monthly Period                                                             7.1628%

     2.   Three Month Average Base Rate                                                                7.1634%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.0561%
          b.   Prior Monthly Period                                                                   19.8347%
          c.   Second Prior Monthly Period                                                            19.1262%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.3390%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXXV. Series 2006-B Certificates


-----------------------------------------------------------------------------------------------------------------------------
                                                            Series      Total Investor       Transferors
A. Investor/Transferor Allocations                        Allocations      Interest            Interest
----------------------------------                        -----------      --------            --------
Beginning Invested /Transferor Amount                  905,653,679.68   700,000,000.00    205,653,679.68
Beginning Adjusted Invested Amount                                N/A   700,000,000.00               N/A
Floating Allocation Percentage                                    N/A         77.2922%          22.7078%
Principal Allocation Percentage                                   N/A         77.2922%          22.7078%
Collections of Finance Chg. Receivables                 17,060,794.05    13,186,669.59      3,874,124.46
Collections of Principal Receivables                   234,020,935.90   180,880,019.38     53,140,916.52
Defaulted Amount                                         2,308,781.84     1,784,509.16        524,272.68

Ending Invested / Transferor Amounts                   918,841,080.93   700,000,000.00    218,841,080.93


-----------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
B. Monthly Period Funding Requirements                        Class A          Class B          Interest               Total
--------------------------------------                        -------          -------          --------               -----

Principal Funding Account                                        0.00             0.00              0.00                0.00
Investment Proceeds for Monthly Period                           0.00             0.00              0.00                0.00
Reserve Account Opening Balance                                  0.00             0.00              0.00                0.00
Reserve Account Deposit                                          0.00             0.00              0.00                0.00
Reserve Draw Amount                                              0.00             0.00              0.00                0.00
Reserve Account Surplus                                          0.00             0.00              0.00                0.00
Reserve Account Closing Balance                                  0.00             0.00              0.00                0.00

LIBOR Determination Date                                June 13, 2006    June 13, 2006     June 13, 2006
Coupon June 15, 2006 - July 16, 2006                          5.2388%          5.3488%           5.4888%
Monthly Interest Due                                     2,721,821.67       249,608.33        307,370.00        3,278,800.00
Outstanding Monthly Interest Due                                 0.00             0.00              0.00                0.00
Additional Interest Due                                          0.00             0.00              0.00                0.00
Total Interest Due                                       2,721,821.67       249,608.33        307,370.00        3,278,800.00
Investor Default Amount                                  1,490,065.15       133,838.19        160,605.82        1,784,509.16
Investor Monthly Fees Due                                  974,166.67        87,500.00        105,000.00        1,166,666.67
Investor Additional Amounts Due
Total Due                                                5,186,053.49       470,946.52        572,975.82        6,229,975.83

Reallocated Investor Finance Charge Collections                                                                13,144,948.51
Interest and Principal Funding Investment Proceeds                                                                      0.00
Interest on Reserve Account                                                                                             0.00
Series Adjusted Portfolio Yield                                                                                     19.1086%
Base Rate                                                                                                            7.2437%
Excess Spread Percentage                                                                                            11.8542%

-----------------------------------------------------------------------------------------------------------------------------
                                                                                              Collateral
C. Certificates - Balances and Distributions                  Class A          Class B         Interest                Total
--------------------------------------------                  -------          -------         --------                -----

Beginning Certificates Balance                         584,500,000.00    52,500,000.00     63,000,000.00      700,000,000.00
Interest Distributions                                   2,721,821.67       249,608.33        307,370.00        3,278,800.00
Principal Deposits - Prin. Funding Account                       0.00             0.00              0.00                0.00
Principal Distributions                                          0.00             0.00              0.00                0.00
Total Distributions                                      2,721,821.67       249,608.33        307,370.00        3,278,800.00
Ending Certificates Balance                            584,500,000.00    52,500,000.00     63,000,000.00      700,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.66

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.66

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.75

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.75

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $7,222,342.68

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $307,370.00

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $6,914,972.68

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $10,976,032.01

          a.   Class A Monthly Interest:                                                         $2,721,821.67
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $1,490,065.15
          e.   Excess Spread:                                                                    $6,764,145.19

     2.   Class B Available Funds:                                                                 $985,871.14

          a.   Class B Monthly Interest:                                                           $249,608.33
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $736,262.81

     3.   Collateral Available Funds:                                                            $1,183,045.37

          a.   Excess Spread:                                                                    $1,183,045.37

     4.   Total Excess Spread:                                                                   $8,683,453.36

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2006-B Allocable Principal
          Collections:                                                                         $234,020,935.90

     3.   Principal Allocation Percentage of
          Series 2006-B Allocable Principal
          Collections:                                                                         $180,880,019.38

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $180,880,019.38

     6.   Shared Principal Collections from other
          Series allocated to Series 2006-B:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,784,509.16

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $182,664,528.54

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $63,000,000.00

     2.   Required Collateral Invested Amount                                                   $63,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $182,664,528.54

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2006-B

     1.   Excess Spread:                                                                         $8,683,453.36
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $133,838.19
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $307,370.00
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,166,666.67
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $160,605.82
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $6,914,972.68

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.2437%
          b.   Prior Monthly Period                                                                    7.1853%
          c.   Second Prior Monthly Period                                                             7.2137%

     2.   Three Month Average Base Rate                                                                7.2142%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.1086%
          b.   Prior Monthly Period                                                                   19.8873%
          c.   Second Prior Monthly Period                                                            19.1736%

     4.   Three Month Average Series Adjusted Portfolio Yield                                         19.3898%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXXVI. Series 2006-1 Certificates


---------------------------------------------------------------------------------------------------------------------------------
                                                             Series         Total Investor     Transferors
A. Investor/Transferor Allocations                         Allocations        Interest           Interest
----------------------------------                         -----------        --------           --------
Beginning Invested /Transferor Amount                 1,293,790,970.97    1,000,000,000.00   293,790,970.97
Beginning Adjusted Invested Amount                                 N/A    1,000,000,000.00              N/A
Floating Allocation Percentage                                     N/A            77.2922%         22.7078%
Principal Allocation Percentage                                    N/A            77.2922%         22.7078%
Collections of Finance Chg. Receivables                  24,372,562.93       18,838,099.41     5,534,463.52
Collections of Principal Receivables                    334,315,622.71      258,400,027.68    75,915,595.03
Defaulted Amount                                          3,298,259.78        2,549,298.81       748,960.97

Ending Invested / Transferor Amounts                  1,312,630,115.61    1,000,000,000.00   312,630,115.61


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Collateral
B. Monthly Period Funding Requirements                         Class A             Class B         Interest                Total
--------------------------------------                         -------             -------         --------                -----

Principal Funding Account                                         0.00                0.00             0.00                 0.00
Investment Proceeds for Monthly Period                            0.00                0.00             0.00                 0.00
Reserve Account Opening Balance                                   0.00                0.00             0.00                 0.00
Reserve Account Deposit                                           0.00                0.00             0.00                 0.00
Reserve Draw Amount                                               0.00                0.00             0.00                 0.00
Reserve Account Surplus                                           0.00                0.00             0.00                 0.00
Reserve Account Closing Balance                                   0.00                0.00             0.00                 0.00

LIBOR Determination Date                                 June 13, 2006       June 13, 2006    June 13, 2006
Coupon June 15, 2006 - July 16, 2006                           5.2138%             5.3237%          5.4638%
Monthly Interest Due                                      3,990,691.15          366,007.81       450,759.38         4,807,458.33
Outstanding Monthly Interest Due                                  0.00                0.00             0.00                 0.00
Additional Interest Due                                           0.00                0.00             0.00                 0.00
Total Interest Due                                        3,990,691.15          366,007.81       450,759.38         4,807,458.33
Investor Default Amount                                   2,128,664.50          191,197.41       229,436.89         2,549,298.81
Investor Monthly Fees Due                                 1,391,666.67          125,000.00       150,000.00         1,666,666.67
Investor Additional Amounts Due
Total Due                                                 7,511,022.32          682,205.22       830,196.27         9,023,423.81

Reallocated Investor Finance Charge Collections                                                                    18,901,956.21
Interest and Principal Funding Investment Proceeds                                                                          0.00
Interest on Reserve Account                                                                                                 0.00
Series Adjusted Portfolio Yield                                                                                         19.2539%
Base Rate                                                                                                                7.2184%
Excess Spread Percentage                                                                                                11.8542%

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Collateral
C. Certificates - Balances and Distributions                   Class A             Class B        Interest                 Total
--------------------------------------------                   -------             -------        --------                 -----

Beginning Certificates Balance                          835,000,000.00       75,000,000.00    90,000,000.00     1,000,000,000.00
Interest Distributions                                    3,990,691.15          366,007.81       450,759.38         4,807,458.33
Principal Deposits - Prin. Funding Account                        0.00                0.00             0.00                 0.00
Principal Distributions                                           0.00                0.00             0.00                 0.00
Total Distributions                                       3,990,691.15          366,007.81       450,759.38         4,807,458.33
Ending Certificates Balance                             835,000,000.00       75,000,000.00    90,000,000.00     1,000,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.78

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.78

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $4.88

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $4.88

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                      $10,329,291.78

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $450,759.38

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $9,878,532.40

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                              $15,783,133.43

          a.   Class A Monthly Interest:                                                         $3,990,691.15
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                     $2,128,664.50
          e.   Excess Spread:                                                                    $9,663,777.78

     2.   Class B Available Funds:                                                               $1,417,646.72

          a.   Class B Monthly Interest:                                                           $366,007.81
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                    $1,051,638.90

     3.   Collateral Available Funds:                                                            $1,701,176.06

          a.   Excess Spread:                                                                    $1,701,176.06

     4.   Total Excess Spread:                                                                  $12,416,592.75

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2006-1 Allocable Principal
          Collections:                                                                         $334,315,622.71

     3.   Principal Allocation Percentage of
          Series 2006-1 Allocable Principal
          Collections:                                                                         $258,400,027.68

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $258,400,027.68

     6.   Shared Principal Collections from other
          Series allocated to Series 2006-1:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $2,549,298.81

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $260,949,326.49

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $90,000,000.00

     2.   Required Collateral Invested Amount                                                   $90,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $260,949,326.49

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2006-1

     1.   Excess Spread:                                                                        $12,416,592.75
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                 $191,197.41
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $450,759.38
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                      $1,666,666.67
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                         $229,436.89
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $9,878,532.40

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.2184%
          b.   Prior Monthly Period                                                                    0.0000%
          c.   Second Prior Monthly Period                                                             0.0000%

     2.   Three Month Average Base Rate                                                                2.4061%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.2539%
          b.   Prior Monthly Period                                                                    0.0000%
          c.   Second Prior Monthly Period                                                             0.0000%

     4.   Three Month Average Series Adjusted Portfolio Yield                                          6.4180%

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

XXXVII. Series 2006-2 Certificates


-------------------------------------------------------------------------------------------------------------------------------
                                                            Series        Total Investor       Transferors
A. Investor/Transferor Allocations                        Allocations       Interest            Interest
----------------------------------                        -----------       --------            --------
Beginning Invested /Transferor Amount                  646,895,485.49     500,000,000.00    146,895,485.49
Beginning Adjusted Invested Amount                                N/A     500,000,000.00               N/A
Floating Allocation Percentage                                    N/A           77.2922%          22.7078%
Principal Allocation Percentage                                   N/A           77.2922%          22.7078%
Collections of Finance Chg. Receivables                 12,186,281.47       9,419,049.71      2,767,231.76
Collections of Principal Receivables                   167,157,811.36     129,200,013.84     37,957,797.52
Defaulted Amount                                         1,649,129.89       1,274,649.40        374,480.49

Ending Invested / Transferor Amounts                   656,315,057.81     500,000,000.00    156,315,057.81


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
B. Monthly Period Funding Requirements                        Class A            Class B         Interest                Total
--------------------------------------                        -------            -------         --------                -----

Principal Funding Account                                        0.00               0.00              0.00                0.00
Investment Proceeds for Monthly Period                           0.00               0.00              0.00                0.00
Reserve Account Opening Balance                                  0.00               0.00              0.00                0.00
Reserve Account Deposit                                          0.00               0.00              0.00                0.00
Reserve Draw Amount                                              0.00               0.00              0.00                0.00
Reserve Account Surplus                                          0.00               0.00              0.00                0.00
Reserve Account Closing Balance                                  0.00               0.00              0.00                0.00

LIBOR Determination Date                                June 13, 2006      June 13, 2006     June 13, 2006
Coupon June 15, 2006 - July 16, 2006                          5.3500%            5.5500%          10.8338%
Monthly Interest Due                                     2,145,572.92         139,906.25        181,270.83        2,466,750.00
Outstanding Monthly Interest Due                                 0.00               0.00              0.00                0.00
Additional Interest Due                                          0.00               0.00              0.00                0.00
Total Interest Due                                       2,145,572.92         139,906.25        181,270.83        2,466,750.00
Investor Default Amount                                  1,115,318.23          70,105.72         89,225.46        1,274,649.40
Investor Monthly Fees Due                                  729,166.67          45,833.33         58,333.33          833,333.33
Investor Additional Amounts Due
Total Due                                                3,990,057.81         255,845.30        328,829.62        4,574,732.74

Reallocated Investor Finance Charge Collections                                                                   9,742,792.13
Interest and Principal Funding Investment Proceeds                                                                        0.00
Interest on Reserve Account                                                                                               0.00
Series Adjusted Portfolio Yield                                                                                       19.9411%
Base Rate                                                                                                              7.3578%
Excess Spread Percentage                                                                                              12.4033%

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                Collateral
C. Certificates - Balances and Distributions                  Class A            Class B         Interest                Total
--------------------------------------------                  -------            -------         --------                -----

Beginning Certificates Balance                         437,500,000.00      27,500,000.00     35,000,000.00      500,000,000.00
Interest Distributions                                   2,145,572.92         139,906.25        181,270.83        2,466,750.00
Principal Deposits - Prin. Funding Account                       0.00               0.00              0.00                0.00
Principal Distributions                                          0.00               0.00              0.00                0.00
Total Distributions                                      2,145,572.92         139,906.25        181,270.83        2,466,750.00
Ending Certificates Balance                            437,500,000.00      27,500,000.00     35,000,000.00      500,000,000.00


D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                               $4.90

     2.   Amount of the distribution in
          respect of Class A Monthly Interest:                                                           $4.90

     3.   Amount of the distribution in respect of Class A Outstanding
          Monthly Interest                                                                               $0.00

     4.   Amount of the distribution in respect of
          Class A Additional Interest:                                                                   $0.00

     5.   Amount of the distribution in
          respect of Class A Principal:                                                                  $0.00

E.   Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                                  $0.00

     2.   Amount of Class A Investor Charge-
          Offs per $1,000 original certificate
          principal amount:                                                                              $0.00

     3.   Total amount reimbursed in respect of
          Class A Investor Charge-Offs:                                                                  $0.00

     4.   Amount reimbursed in respect of Class
          A Investor Charge-Offs per $1,000
          original certificate principal amount:                                                         $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class A Certificates exceeds the Class
          A Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

F.   Information regarding distributions in respect of the Class B
Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                                          $5.09

     2.   Amount of the distribution in
          respect of class B monthly interest:                                                           $5.09

     3.   Amount of the distribution in
          respect of class B outstanding monthly
          interest:                                                                                      $0.00

     4.   Amount of the distribution in
          respect of class B additional interest:                                                        $0.00

     5.   Amount of the distribution in
          respect of class B principal:                                                                  $0.00

G.   Amount of reductions in Class B Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B
          Invested Amount pursuant to clauses
          c), (d), and (e) of the definition
          of Class B Invested Amount:                                                                    $0.00

     2.   The amount of reductions in the
          Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original
          certificate principal amount:                                                                  $0.00

     3.   The total amount reimbursed in respect
          of such reductions in the Class B
          Invested Amount:                                                                               $0.00

     4.   The amount set forth in paragraph 3
          above, per $1,000 original certificate
          principal amount:                                                                              $0.00

     5.   The amount, if any, by which the
          outstanding principal balance of the
          Class B Certificates exceeds the Class B
          Invested Amount after giving effect to
          all transactions on such Distribution
          Date:                                                                                          $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral
          Interest Holder:                                                                       $5,349,330.23

     2.   Amount distributed in respect of Collateral
          Monthly Interest:                                                                        $181,270.83

     3.   Amount distributed in respect of Collateral
          Additional Interest:                                                                           $0.00

     4.   The amount distributed to the Collateral
          Interest Holder in respect of principal
          on the Collateral Invested Amount:                                                             $0.00

     5.   The amount distributed to the Collateral Interest
          Holder in respect of remaining Excess Spread:                                          $5,168,059.39

I.   Amount of reductions in Collateral Invested Amount pursuant to clauses
(c), (d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the
          Collateral Invested Amount pursuant
          to clauses (c), (d), and (e) of the
          definition of Collateral Invested Amount:                                                      $0.00

     2.   The total amount reimbursed in respect
          of such reductions in the Collateral
          Invested Amount:                                                                               $0.00


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

J.   Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                               $8,524,943.11

          a.   Class A Monthly Interest:                                                         $2,145,572.92
          b.   Class A Outstanding Monthly Interest:                                                     $0.00
          c.   Class A Additional Interest:                                                              $0.00
          d.   Class A Investor Default Amount
             (Treated as Available Principal Collections):                                       $1,115,318.23
          e.   Excess Spread:                                                                    $5,264,051.97

     2.   Class B Available Funds:                                                                 $535,853.57

          a.   Class B Monthly Interest:                                                           $139,906.25
          b.   Class B Outstanding Monthly Interest:                                                     $0.00
          c.   Class B Additional Interest:                                                              $0.00
          d.   Excess Spread:                                                                      $395,947.32

     3.   Collateral Available Funds:                                                              $681,995.45

          a.   Excess Spread:                                                                      $681,995.45

     4.   Total Excess Spread:                                                                   $6,341,994.74

K.   Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                            77.2922%

     2.   Series 2006-2 Allocable Principal
          Collections:                                                                         $167,157,811.36

     3.   Principal Allocation Percentage of
          Series 2006-2 Allocable Principal
          Collections:                                                                         $129,200,013.84

     4.   Reallocated Principal Collections
          Required to fund the Required Amount:                                                          $0.00

     5.   Item 3 minus item 4:                                                                 $129,200,013.84

     6.   Shared Principal Collections from other
          Series allocated to Series 2006-2:                                                               N/A

     7.   Other amounts Treated as Available Principal
          Collections:                                                                           $1,274,649.40

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                              $130,474,663.24

L.   Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                            $35,000,000.00

     2.   Required Collateral Invested Amount                                                   $35,000,000.00

     3.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                      $0.00

     4.   Treated as Shared Principal Collections:                                             $130,474,663.24

M.   Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                                       N/A

     2.   Excess of Collateral Invested Amount
          over Required Collateral Invested Amount:                                                        N/A

     3.   Principal Distribution:                                                                          N/A

     4.   Treated as Shared Principal Collections:                                                         N/A

N.   Application of Excess Spread and Excess Finance Charge Collections
Allocated to Series 2006-2

     1.   Excess Spread:                                                                         $6,341,994.74
     2.   Excess Finance Charge Collections:                                                             $0.00
     3.   Applied to fund Class A Required Amount:                                                       $0.00

     4.   Class A Investor Charge-Offs treated
          as Available Principal Collections:                                                            $0.00
     5.   Applied to fund Class B overdue Interest:                                                      $0.00
     6.   Applied to fund Class B Required Amount:                                                  $70,105.72
     7.   Reduction of Class B Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     8.   Applied to Collateral Monthly Interest:                                                  $181,270.83
     9.   Applied to unpaid Monthly Servicing Fee
          paid to Servicer:                                                                        $833,333.33
     10.  Collateral Default Amount treated as
          Available Principal Collections:                                                          $89,225.46
     11.  Reduction of Collateral Invested Amount
          treated as Available Principal Collections:                                                    $0.00
     12.  Deposited to Reserve Account:                                                                  $0.00
     l3.  Remaining Excess Spread Distributed to Collateral
          Interest Holder:                                                                       $5,168,059.39

O.   Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                                  7.3578%
          b.   Prior Monthly Period                                                                        N/A
          c.   Second Prior Monthly Period                                                                 N/A

     2.   Three Month Average Base Rate                                                                    N/A

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                                 19.9411%
          b.   Prior Monthly Period                                                                        N/A
          c.   Second Prior Monthly Period                                                                 N/A

     4.   Three Month Average Series Adjusted Portfolio Yield                                              N/A

     5.   Is the 3 month average series adjusted portfolio
          more than the 3 month average base rate:                                                         Yes

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